SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES


          Investment Company Act file number:   811-4000
                                                --------

                    SUMMIT MUTUAL FUNDS, INC.
        (Exact name of registrant as specified in charter)

           1876 Waycross Road, Cincinnati, Ohio 45240
        (Address of principal executive offices)  Zip code)

                      John F. Labmeier, Esq.
            The Union Central Life Insurance Company
                          P.O. Box 40888
                        1876 Waycross Road
                      Cincinnati, Ohio 45240
             (Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 595-2600

Date of fiscal year end:           September 30, 2003

Date of reporting period:          March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

SUMMIT MUTUAL FUNDS

SEMIANNUAL REPORT

SUMMIT APEX SERIES

NASDAQ-100 INDEX FUND
TOTAL SOCIAL IMPACT FUND
EVEREST FUND
BOND FUND
SHORT-TERM GOVERNMENT FUND
HIGH YIELD BOND FUND
MONEY MARKET FUND


MARCH 31, 2004

[SUMMIT MUTUAL FUNDS LOGO]

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          SEMI ANNUAL REPORT - TABLE OF CONTENTS

Message from the President                                                    1

Fund Managers' Reports and Financial Statements:
    Nasdaq-100 Index Fund                                                     2
    Total Social Impact Fund                                                  8
    Everest Fund                                                             17
    Bond Fund                                                                22
    Short-term Government Fund                                               29
    High Yield Bond Fund                                                     34
    Money Market Fund                                                        40

Notes to Financial Statements                                                45


THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS AND BENEFICIAL OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                      MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds' 2004 Semiannual Report for the period ended March 31, 2004. We welcome new investors and thank existing shareholders as we strive to help you reach your financial goals.

The fiscal year began with encouraging economic news about strong GDP growth rates. Continued concerns about the rate of jobs growth allowed the Federal Reserve to maintain historically low interest rates and perpetuate a favorable environment for both fixed income and equity investors. By the end of the reporting period in March, positive GDP rates continued and are now accompanied by robust jobs growth and positive corporate earnings reports. These conditions have caused the Federal Reserve to begin talking about the need to raise interest rates.

This recent economic news has been accompanied by mixed signals on the geopolitical front. A year after the start of the war in Iraq, coalition forces had Saddam Hussein in custody and Iraqi leaders took steps toward forming a democratic government; but violence has recently escalated. The commuter train bombings in Madrid, Spain also exacerbated fears of renewed global terrorism. All of this is occurring in a backdrop of a presidential election year. The result creates uncertainty for many investors.

Equity markets responded by continuing the rally that began just over a year ago. The S&P 500 Index advanced 14.1%, the S&P 400 MidCap Index returned 18.9% and the Russell 2000 Index soared by 21.7% during the six month period ended March 31, 2004. In other market sectors, the Nasdaq-100 Index increased 10.5% while, in international arenas, the EAFE Index advanced 22.2%, helped by a weak U.S. dollar. It should be noted, that most of these positive equity returns occurred during the fourth quarter of 2003, prior to reports of accelerated jobs growth, interest rate increases, and greater international unrest.

Fixed income markets ended the six months close to where they began, but experienced a reasonable level of volatility throughout the period. Rates on the 10 year U.S. Treasury Note opened the fiscal year yielding 3.9% and ended the six month period nearly unchanged at 3.8%. During the period, this rate moved as high as 4.5% and as low as 3.7%. This generally low interest yield environment and the point-to-point rate stability contributed to the modest 3.0% return for the Lehman Aggregate Bond Index during the six months ended March 31, 2004.

"PROPER DIVERSIFICATION OF YOUR INVESTMENTS IS A CRITICAL COMPONENT OF ACHIEVING YOUR LONG-TERM INVESTMENT GOALS"

These events reinforce our message that the basic principles for investing remain unchanged, even when equity and fixed income returns are positive. Our thoughts have always been to maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing remain as important as ever. Proper diversification of your investments, both within and across asset sectors, (or specifically stocks, bonds and cash) is a critical component of achieving your long-term investment goals. With three equity, three fixed income and a money market fund, Summit Mutual Funds is able to provide the foundation of a diversified investment plan.

RECENT HIGHLIGHTS:

- Summit's Everest Fund continued its excellent performance (up 15.3%) ranking it as a top performer by leading rating agencies.

- The Bond Fund's recent performance ranked it highly by leading ratings agencies.

Thank you for choosing Summit Funds during these challenging times for investors and for the trust that you have placed in us.

Best regards,

/s/ Steven R. Sutermeister
Steven R. Sutermeister
President

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NASDAQ-100 INDEX FUND

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Nasdaq-100 Index Fund (the "Fund") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the six-month period ended March 31, 2004, the Fund's (Class I) total return was 9.91% (before the impact of any product or contract-level fees). This compares to a 10.48% total return for the Index. The difference of 0.57% is referred to as "tracking error" and is largely attributed to the Fund's operating expense ratio. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; broker's commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for a correlation of at least 95% between the Fund's pre-expense total return and that of the Index. The Fund achieved this level of correlation for the period presented.

                                    FUND DATA

     Manager:                          Team Managed
     Inception Date:                   December 29, 1999
     Total Net Assets:                 $18.6 Million
     Number of Equity Holdings:        100
     Median Cap Size:                  $5.8 Billion
     Dividend Yield:                   0.23%

[CHART]

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

Summit Nasdaq-100 Fund Class I - Average Annual Total Return

              1-YEAR  3-YEAR  SINCE INCEPTION
               40.01%  -3.92%      -20.10%

Summit Nasdaq-100 Fund Class F - Average Annual Total Return

              1-YEAR  SINCE INCEPTION
               39.56%     18.31%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                             SUMMIT NASDAQ-100  SUMMIT NASDAQ-100       NASDAQ-100
                                  FUND CLASS I       FUND CLASS F            INDEX
  12/27/99                          $   10,000                          $   10,000
  12/31/99                          $   10,310                          $   10,304
 1/31/2000                          $    9,970                          $    9,922
 2/29/2000                          $   12,020                          $   11,859
 3/31/2000                          $   12,310                          $   12,224
 4/30/2000                          $   10,590                          $   10,488
 5/31/2000                          $    9,310                          $    9,240
 6/30/2000                          $   10,540                          $   10,462
 7/31/2000                          $   10,070                          $   10,033
 8/31/2000                          $   11,372                          $   11,336
 9/30/2000                          $    9,938                          $    9,927
10/31/2000                          $    9,116                          $    9,125
11/30/2000                          $    6,996                          $    6,969
12/31/2000                          $    6,512                          $    6,511
 1/31/2001                          $    7,167                          $    7,210
 2/28/2001                          $    5,272                          $    5,306
 3/31/2001                          $    4,334                          $    4,375
 4/30/2001                          $    5,101                          $    5,159
 5/31/2001                          $    4,949                          $    5,006
 6/30/2001                          $    5,020                          $    5,090
 7/31/2001                          $    4,617                          $    4,683
 8/31/2001                          $    4,022                          $    4,088
 9/30/2001                          $    3,195                          $    3,250
10/31/2001                          $    3,720                          $    3,797
11/30/2001                          $    4,345                          $    4,440
12/31/2001                          $    4,294                          $    4,387
 1/31/2002                          $    4,224                          $    4,313
 2/28/2002                          $    3,697                          $    3,782
 3/31/2002                          $    3,947                          $    4,042
 4/30/2002                          $    3,468                          $    3,554
 5/31/2002                          $    3,276                          $    3,363
 6/30/2002                          $    2,847         $   10,000       $    2,926
 7/31/2002                          $    2,611         $    9,171       $    2,678
 8/31/2002                          $    2,554         $    8,973       $    2,623
 9/30/2002                          $    2,254         $    7,911       $    2,317
10/31/2002                          $    2,675         $    9,391       $    2,755
11/30/2002                          $    3,018         $   10,595       $    3,107
12/31/2002                          $    2,659         $    9,334       $    2,741
 1/31/2003                          $    2,655         $    9,313       $    2,737
 2/28/2003                          $    2,726         $    9,561       $    2,813
 3/31/2003                          $    2,746         $    9,632       $    2,839
 4/30/2003                          $    2,980         $   10,446       $    3,082
 5/31/2003                          $    3,224         $   11,303       $    3,339
 6/30/2003                          $    3,232         $   11,331       $    3,349
 7/31/2003                          $    3,431         $   12,018       $    3,559
 8/31/2003                          $    3,601         $   12,613       $    3,739
 9/30/2003                          $    3,498         $   12,252       $    3,635
10/31/2003                          $    3,800         $   13,300       $    3,952
11/30/2003                          $    3,818         $   13,364       $    3,974
12/31/2003                          $    3,931         $   13,761       $    4,097
 1/31/2004                          $    3,996         $   13,980       $    4,167
 2/29/2004                          $    3,933         $   13,761       $    4,105
 3/31/2004                          $    3,845         $   13,442       $    4,016

                                 TOP 10 HOLDINGS

                                            (% OF NET ASSETS)
                                            -----------------
     Microsoft Corporation                       7.34%
     QUALCOMM Incorporated                       5.10%
     Intel Corporation                           4.90%
     Cisco Systems, Inc.                         4.56%
     Amgen Inc.                                  2.75%
     Nextel Communications, Inc.                 2.69%
     eBay Inc.                                   2.67%
     Dell Inc.                                   2.53%
     Comcast Corporation                         2.15%
     Oracle Corporation                          2.06%

[CHART]

                               SECTOR ALLOCATIONS

Communications                  26.1%
Consumer Cyclical                7.8%
Consumer Non-Cyclical           15.4%
Industrial                       3.4%
Technology                      38.5%
Short-Term, Futures & Other      8.8%


     "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NASADAQ-100 INDEX FUND                                      FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                                   CLASS I
                             -----------------------------------------------------------------------------
                               SIX MONTHS                                                 PERIOD FROM
                             ENDED MARCH 31,                                          DECEMBER 29, 1999(1)
                               (UNAUDITED)             YEAR ENDED SEPTEMBER 30,         TO SEPTEMBER 30,
                             -----------------------------------------------------------------------------
                                  2004              2003        2002          2001          2000
                             -----------------------------------------------------------------------------
Net asset value,
beginning of period          $         17.35      $   11.18   $   15.85   $   49.55   $              50.00
                             ---------------      ---------   ---------   ---------   --------------------
Investment Activities:
Net investment income/(loss)          (0.03)         (0.04)      (0.03)       0.05                   0.25
Net realized and unrealized
gains / (losses)                        1.75           6.21       (4.64)     (33.55)                 (0.55)
                             ---------------      ---------   ---------   ---------   --------------------
Total from
Investment Activities                   1.72           6.17       (4.67)     (33.50)                 (0.30)
                             ---------------      ---------   ---------   ---------   --------------------
DISTRIBUTIONS:
Net investment income                     --             --          --       (0.15)                 (0.15)
Return of capital                         --             --          --       (0.05)                    --
                             ---------------      ---------   ---------   ---------   --------------------
Total Distributions                       --             --          --       (0.20)                 (0.15)
                             ---------------      ---------   ---------   ---------   --------------------
Net asset value,
end of period                $         19.07      $   17.35   $   11.18   $   15.85   $              49.55
                             ===============      =========   =========   =========   ====================
Total return                           9.91%         55.19%     -29.46%     -67.85%                 -0.62%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to
average net assets - net(2)         0.65%(3)       0.65%       0.65%       0.65%                  0.61%(3)
Ratio of expenses to
average net assets - gross          1.07%(3)       1.38%       1.35%       1.14%                  1.14%(3)
Ratio of net investment
 income / (loss)
 to average net assets             -0.32%(3)      -0.33%      -0.17%       0.10%                  1.09%(3)
Portfolio turnover rate             6.63%(3)       7.68%       1.94%      13.94%                113.32%(3)
Net assets,
end of period (000's)        $        18,471      $  15,847   $   6,426   $   7,406   $             13,093

                                                                          CLASS F
                                                   ----------------------------------------------------
                                                      SIX MONTHS                         PERIOD FROM
                                                   ENDED MARCH 31,       YEAR ENDED     JULY 1, 2002(1)
                                                     (UNAUDITED)        SEPTEMBER 30,  TO SEPTEMBER 30,
                                                   ----------------------------------------------------
                                                        2004                 2003            2002
                                                   ----------------------------------------------------
Net asset value, beginning of period               $         17.30      $      11.17   $          13.41
                                                   ---------------      ------------   ----------------
Investment Activities:
   Net investment income / (loss)                            (0.05)            (0.08)             (0.02)
   Net realized and unrealized gains / (losses)               1.73              6.21              (2.22)
                                                   ---------------      ------------   ----------------
Total from Investment Activities                              1.68              6.13              (2.24)
                                                   ---------------      ------------   ----------------
Net asset value, end of period                     $         18.98      $      17.30   $          11.17
                                                   ===============      ============   ================
Total return                                                  9.71%            54.88%            -16.70%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)             0.90%(3)          0.89%              0.90%(3)
Ratio of expenses to average net assets - gross               1.33%(3)          1.52%              2.01%(3)
Ratio of net investment income / (loss)
  to average net assets                                      -0.57%(3)         -0.63%             -0.49%(3)
Portfolio turnover rate                                       6.63%(3)          7.68%              1.94%
Net assets, end of period (000's)                  $           112      $         99   $              4

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                   NASADAQ-100 INDEX FUND

MARCH 31, 2004 (UNAUDITED)

                                                              SHARES             VALUE
                                                          ----------------------------
COMMON STOCKS - 91.71%
BASIC MATERIALS - .30%
  Sigma-aldrich Corporation                                    1,006   $        55,672
                                                                       ---------------

COMMUNICATIONS - 26.08%
  Amazon.com, Inc.*                                            3,922           169,744
  Check Point Software Technologies Ltd.*                      3,598            81,926
  Cisco Systems, Inc.*                                        36,016           847,096
  Comcast Corporation*                                        13,872           398,681
  Comverse Technology, Inc.*                                   2,895            52,515
  eBay Inc.*                                                   7,165           496,749
  Echostar Communications Corporation*                         3,759           123,107
  Inter Activecorp*                                           10,746           339,466
  Juniper Networks, Inc.*                                      3,734            97,121
  Lamar Advertising Company*                                   1,233            49,591
  Level 3 Communications, Inc.*                                9,725            39,095
  Nextel Communications, Inc.*                                20,201           499,571
  PanAmSat Corporation*                                        2,998            73,391
  QUALCOMM Incorporated                                       14,259           947,083
  Symantec Corporation*                                        4,812           222,796
  Tellabs, Inc.*                                               3,490            30,119
  Verisign, Inc.*                                              3,361            55,759
  Yahoo! Inc.*                                                 4,650           225,945
                                                                       ---------------
                                                                             4,846,458
                                                                       ---------------
CONSUMER CYCLICAL - 7.82%
  Bed Bath & Beyond Inc.*                                      5,890           245,966
  CDW Corporation                                              1,275            86,203
  Cintas Corporation                                           3,039           132,166
  Costco Wholesale Corporation*                                3,566           133,939
  Dollar Tree Stores, Inc.*                                    1,630            50,351
  Fastenal Company                                             1,075            57,717
  PACCAR Inc.                                                  2,904           163,321
  PETsMART, Inc.                                               2,076            56,592
  Ross Stores, Inc.                                            2,232            68,322
  Ryanair Holdings plc*                                          902            30,839
  Staples, Inc.*                                               4,881           123,929
  Starbucks Corporation*                                       8,061           304,302
                                                                       ---------------
                                                                             1,453,647
                                                                       ---------------
CONSUMER NON-CYCLICAL - 15.41%
  Amgen Inc.*                                                  8,778           510,616
  Apollo Group, Inc.*                                          2,631           226,555
  Biogen Idec Inc*                                             5,633           313,195
  Biomet, Inc.                                                 5,116           196,250
  Career Education Corporation*                                1,480            83,827
  Cephalon, Inc.*                                                753            43,154
  Chiron Corporation*                                          3,865           170,099
  DENTSPLY International Inc.                                  1,123            49,783
  Express Scripts, Inc.*                                       1,038            77,424
  First Health Group Corp.*                                    1,460            31,916
  Genzyme Corp.*                                               4,124           193,993
  Gilead Sciences, Inc.*                                       2,938           163,852
  Henry Schein, Inc.*                                            599            42,781
  Invitrogen Corporation*                                        698            50,040
  Lincare Holdings Inc.*                                       1,407            44,208
  MedImmune, Inc.*                                             3,773   $        87,081
  Millennium Pharmaceuticals, Inc.*                            4,851            81,982
  Patterson Dental Company*                                      969            66,483
  Paychex, Inc.                                                4,987           177,537
  Teva Pharmaceutical Industries Limited                       2,969           188,264
  Whole Foods Market, Inc.                                       871            65,281
                                                                       ---------------
                                                                             2,864,321
                                                                       ---------------
ENERGY - .24%
  Patterson-UTI Energy, Inc.*                                  1,238            43,838
                                                                       ---------------
INDUSTRIAL - 3.41%
  American Power Conversion Corporation                        2,937            67,580
  C.H. Robinson Worldwide, Inc.                                1,239            51,419
  Expeditors International of Washington, Inc.                 1,523            60,143
  Flextronics International Ltd.*                              8,399           144,631
  Garmin Ltd.                                                  1,460            62,357
  Gentex Corporation                                           1,178            51,102
  Molex Incorporated                                           1,456            44,248
  Sanmina-SCI Corporation*                                     8,066            88,807
  Smurfit-Stone Container Corporation*                         3,575            62,883
                                                                       ---------------
                                                                               633,170
                                                                       ---------------
TECHNOLOGY - 38.45%
  Adobe Systems Incorporated                                   3,127           123,298
  Altera Corporation*                                          7,791           159,326
  Apple Computer*                                              7,489           202,577
  Applied Materials, Inc.*                                    13,000           277,940
  ATI Technologies Inc.*                                       3,490            56,887
  BEA Systems, Inc.*                                           5,512            70,333
  Broadcom Corporation*                                        3,316           129,888
  Citrix Systems, Inc.*                                        2,899            62,676
  Compuware Corporation*                                       3,496            26,045
  Dell Inc.*                                                  13,997           470,579
  Electronic Arts Inc.*                                        4,406           237,748
  FIserv Inc.*                                                 3,586           128,271
  Intel Corporation                                           33,466           910,275
  Intersil Corporation                                         2,040            45,472
  Intuit Inc.*                                                 3,608           161,927
  KLA-Tencor Corporation*                                      3,567           179,598
  Lam Research Corporation*                                    1,960            49,412
  Linear Technology Corporation                                6,202           229,598
  Marvell Technology Group, Ltd.*                              1,780            80,189
  Maxim Integrated Products, Inc.                              6,738           317,292
  Mercury Interactive Corporation*                             1,398            62,630
  Microchip Technology Incorporated                            2,522            66,984
  Microsoft Corporation                                       54,638         1,364,311
  Network Appliance, Inc.*                                     5,297           113,621
  Novellus Systems, Inc.*                                      2,286            72,672
  NVIDIA Corporation*                                          2,571            68,106
  Oracle Corporation*                                         31,813           382,074
  PeopleSoft, Inc.*                                            7,619           140,875
  Pixar*                                                         813            52,406
  QLogic Corporation*                                          1,423            46,973
  Research in Motion Limited*                                  1,350           125,969
  SanDisk Corporation*                                         2,100            59,577
  Siebel Systems, Inc.*                                        8,572            98,664
  Sun Microsystems, Inc.*                                     20,810            86,570

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              SHARES             VALUE
                                                          ----------------------------
TECHNOLOGY - 38.45% (CONTINUED)
  Synopsys, Inc.*                                              2,099   $        60,787
  VERITAS Software Corporation*                                6,256           168,349
  Xilinx, Inc.*                                                6,699           254,563
                                                                       ---------------
                                                                             7,144,462
                                                                       ---------------
    Total Common Stocks
       (cost $19,989,330)                                                   17,041,568
                                                                       ---------------

UNIT INVESTMENT TRUST(3) - .83%
  Nasdaq 100 Shares*                                           4,318           154,800
                                                                       ---------------
    Total Unit Investment Trust
       (cost $116,301)                                                         154,800
                                                                       ---------------

SHORT-TERM INVESTMENTS(3) - 7.25%
NORTHERN TRUST DIVERSIFIED ASSET
FUND - 2.42%                                                 448,748           448,748
                                                                       ---------------

                                                           PRINCIPAL             VALUE
                                                     ---------------   ---------------
U.S. TREASURY BILL - 4.83%
  (0.9800% due 06/17/04)                             $       900,000   $       898,210
                                                                       ---------------
    Total Short-Term Investments
       (cost $1,346,958)                                                     1,346,958
                                                                       ---------------
TOTAL INVESTMENTS - 99.79%
   (cost $21,452,589)(1)                                                    18,543,326
                                                                       ---------------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 8.47%                                                   1,574,356
                                                                       ---------------
OTHER ASSETS AND LIABILITIES - (8.26%)                                      (1,534,443)
                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                             $    18,583,239
                                                                       ===============


*    Non-income producing

(1) For federal income tax purposes, cost is $21,745,155 and gross unrealized appreciation and depreciation of securities as of March 31, 2004 was $2,596,381 and ($5,798,210), respectively, with a net appreciation / depreciation of ($3,201,829).

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $1,977,281, $1,574,356, and $458,054, respectively.

(3) Securities and other assets with an aggregate value of $1,383,840 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2004:

                                                  UNREALIZED
                                                 APPRECIATION/
TYPE                                CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------
NASDAQ-100 INDEX (06/03)                8       $       20,120
NASDAQ-100 INDEX MINI (06/03)           8       $        5,455

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                      NASADAQ-100 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value               $   18,543,326
   Cash                                                      68,905
   Collateral for securities loaned,
      at fair value                                       1,574,356
   Receivables:
      Shares sold                                            23,058
      Interest and dividends                                    725
   Prepaid expenses and other                                11,664
                                                     --------------
                                                         20,222,034
                                                     --------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned            1,574,356
      12b-1 fees                                                 40
      Advisory fees                                          30,192
      Administration expenses                                 6,676
      Directors' fees                                           634
      Custodian fees                                          2,424
      Fund accounting fees                                    6,746
      Professional fees                                       7,851
      Variation margin                                        5,280
      Other accrued expenses                                  4,596
                                                     --------------
                                                          1,638,795
                                                     --------------
NET ASSETS*
   Paid-in capital                                       29,513,339
   Accumulated undistributed net
      investment income                                     (29,596)
Accumulated net realized gain / (loss)
  on investments and futures contracts                   (8,016,816)
Net unrealized appreciation / (depreciation)
  on investments and futures contracts                   (2,883,688)
                                                     --------------
                                                     $   18,583,239
                                                     ==============
Investments at cost                                  $   21,452,589
Shares authorized per class ($.10 par value)             20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                      SHARES
SHARE CLASS       NET ASSETS/       OUTSTANDING
 Class I         $ 18,471,229           968,696       $    19.07
 Class F         $    112,010             5,901       $    18.98


*FEDERAL TAX DATA AS OF SEPTEMBER 30, 2003

      CAPITAL LOSS CARRYFORWARD EXPIRING       POST-OCTOBER
              SEPTEMBER 30:                   LOSSES DEFERRED:
----------------------------------------------------------------
      2009          2010           2011    SEPTEMBER 30, 2003
      ----          ----           ----    ------------------
 $ (3,158,439)  $ (2,994,899)    $    --     $   1,612,336

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                          $        7,607
   Dividends                                                 21,177
   Foreign dividend taxes withheld                             (103)
Other income                                                  1,474
                                                     --------------
                                                             30,155
                                                     --------------
EXPENSES
   Advisory fees                                             32,101
   Administration expenses                                    9,172
   Custodian fees and expenses                                4,536
   Fund accounting fees                                      19,565
   Professional fees                                          7,568
   Directors' fees                                            1,275
   Transfer agent fees                                       12,643
   Royalty fee                                                2,507
   12b-1 fees                                                   135
   Other expenses                                             8,818
                                                     --------------
                                                             98,320
   Reimbursements and waivers                               (38,569)
                                                     --------------
                                                             59,751
                                                     --------------
NET INVESTMENT INCOME / (LOSS)                              (29,596)
                                                     --------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                          (685,080)
   Net realized gain / (loss) on
      futures contracts                                      77,478
                                                     --------------
                                                           (607,602)
                                                     --------------
   Net change in unrealized appreciation /
      (depreciation) on investments                       2,162,497
                                                     --------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                          1,554,895
                                                     --------------
NET INCREASE / (DECREASE)
  IN NET ASSETS FROM OPERATIONS                      $    1,525,299
                                                     ==============


TRANSACTIONS WITH AFFILIATES:

          PERCENT OF CURRENT
            NET ASSET VALUE
---------------------------------------
   ADVISORY   ADMINISTRATION    EXPENSE
     FEE           FEE          LIMIT(1)  WAIVER  REIMBURSEMENT
---------------------------------------------------------------
    0.35%         0.10%          0.30%    $   --  $      38,569

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                FOR THE SIX MONTHS
                                                  ENDED MARCH 31,     YEAR ENDED
                                                     (UNAUDITED)     SEPTEMBER 30,
                                                 ----------------------------------
                                                         2004            2003
                                                 ----------------------------------
OPERATIONS
   Net investment income / (loss)                 $          (29,596) $      (36,128)
   Net realized gain / (loss)
   on investments and futures                               (607,602)     (1,569,364)
   Net change in unrealized
   appreciation / (depreciation)
   on investments
   and futures contracts                                   2,162,497       5,790,956
                                                  ------------------  --------------
                                                           1,525,299       4,185,464
                                                  ------------------  --------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                               4,209,071      11,101,710
   Payments for shares redeemed                           (3,099,925)     (5,830,363)
                                                  ------------------  --------------
                                                           1,109,146       5,271,347
                                                  ------------------  --------------
Class F
   Proceeds from shares sold                                  24,962         317,429
   Payments for shares redeemed                              (22,663)       (258,127)
                                                  ------------------  --------------
                                                               2,299          59,302
                                                  ------------------  --------------
NET INCREASE / (DECREASE) IN NET ASSETS                    2,636,744       9,516,113
NET ASSETS
   Beginning of period                                    15,946,495       6,430,382
                                                  ------------------  --------------
   End of period                                  $       18,583,239  $   15,946,495
                                                  ==================  ==============
ACCUMULATED UNDISTRIBUTED / (DISTRIBUTIONS
      IN EXCESS OF) NET INVESTMENT INCOME         $          (29,596) $           --
                                                  ==================  ==============

FUND SHARE TRANSACTIONS
Class I
   Sold                                                      217,663         738,630
   Redeemed                                                 (162,182)       (400,319)
                                                  ------------------  --------------
      Net increase/(decrease)
      from fund share transactions                            55,481         338,311
                                                  ==================  ==============
Class F
   Sold                                                        1,302          21,030
   Redeemed                                                   (1,140)        (15,645)
                                                  ------------------  --------------
      Net increase/(decrease) from
     fund share transactions                              162           5,385
                                                  ==================  ==============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                  $        4,003,264  $    4,058,667
                                                  ------------------  --------------
                                                  $        4,003,264  $    4,058,667
                                                  ==================  ==============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                  $          528,665  $      665,342
                                                  ------------------  --------------
                                                  $          528,665  $      665,342
                                                  ==================  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
TOTAL SOCIAL IMPACT FUND

OBJECTIVE - Seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the Standard and Poor's 500 Composite Stock Index (the "Index"). The Total Social Impact Fund seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to their stakeholders.

STRATEGY - The Total Social Impact Fund (the "Fund") will invest in all stocks that are included in the Index. However, the percentage invested in each stock will vary from the Index weighting to reflect the company's Total Social Impact
(TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders.

MANAGER'S COMMENTS:

The Fund is now three years old, celebrating the occasion at the end of 2003. This three year old has experienced a wild infancy so far: market collapse, corporate scandals, mutual fund scandals and regulatory actions at levels not seen in over sixty years. Despite all of this anxiety, the U.S. markets posted excellent returns recently. Are we heading back to the "what have you done for me lately" mentality or have we meaningfully improved corporate governance and transparency? The jury is still out.

On a total return basis, the Fund (Class I) was up 13.22% versus 14.07% for the Index. The underperformance is in large part attributable to the Fund's operating expense ratio and to a less than benchmark weighting in the financial sector, 19.3% versus 21.3%. The mutual fund scandals of 2003 resulted in significant TSI score downgrades in the fourth quarter. Reductions in ratings of nearly 25% were applied to Bank of America, Banc One, Citigroup, Federated, Janus, Marsh-Putnam, Merrill Lynch, Morgan Stanley and Prudential Financial. Despite these scandals, many of these stocks turned in superior performance in the last six months. As the Fund had reduced holdings due to the lowered scores, performance versus the benchmark suffered.

The Fund continues in 2004 to vote for separation of the CEO and Chairman of the Board roles. Despite the outcry for enhanced corporate governance, fewer than 10% of the companies in the Index have separation of these roles. In a critical shareholder vote at Disney, 43% of shareholders withheld votes for Michael Eisner resulting in him stepping down as chairman. He retains his CEO title. The stage has been set for significant corporate governance showdowns this year. In addition to supporting this position, TSI also supports the expensing of stock options, limitations on excessive compensation through incentive compensation plan awards and limitations on excessive severance payments without a shareholder vote. The proxy voting season is well underway and TSI will vote on every issue for every company in the Index. Should you desire to view our voting policy or actual votes, go to our website at www.summitfunds.com.

                                    FUND DATA

     Manager:                          Team Managed
     Inception Date:                   December 28, 2000
     Total Net Assets:                 $4.7 Million
     Number of Holdings:               500
     Median Cap Size:                  $9.4 Billion
     Dividend Yield:                   1.65%

[CHART]

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

      Summit Total Social Impact Fund Class I - Average Annual Total Return

            1-YEAR     3-YEAR    SINCE INCEPTION
             33.52%     -0.03%      -4.25%

      Summit Total Social Impact Fund Class F - Average Annual Total Return

            1-YEAR    SINCE INCEPTION
             33.31%        8.61%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                  SUMMIT TOTAL SOCIAL IMPACT   SUMMIT TOTAL SOCIAL IMPACT      S&P 500
                                FUND CLASS I                 FUND CLASS F        INDEX
12/28/2000                        $   10,000                                $   10,000
12/31/2000                        $    9,890                                $    9,896
1/31/2001                         $   10,300                                $   10,247
2/28/2001                         $    9,300                                $    9,314
3/31/2001                         $    8,699                                $    8,724
4/30/2001                         $    9,350                                $    9,401
5/31/2001                         $    9,389                                $    9,464
6/30/2001                         $    9,159                                $    9,234
7/31/2001                         $    9,089                                $    9,144
8/31/2001                         $    8,508                                $    8,572
9/30/2001                         $    7,806                                $    7,880
10/31/2001                        $    7,956                                $    8,031
11/30/2001                        $    8,568                                $    8,647
12/31/2001                        $    8,629                                $    8,723
1/31/2002                         $    8,528                                $    8,596
2/28/2002                         $    8,345                                $    8,430
3/31/2002                         $    8,639                                $    8,747
4/30/2002                         $    8,129                                $    8,217
5/31/2002                         $    8,071                                $    8,157
6/30/2002                         $    7,481                   $   10,000   $    7,576
7/31/2002                         $    6,923                   $    9,252   $    6,986
8/31/2002                         $    6,953                   $    9,289   $    7,031
9/30/2002                         $    6,202                   $    8,285   $    6,268
10/31/2002                        $    6,738                   $    8,999   $    6,819
11/30/2002                        $    7,131                   $    9,521   $    7,219
12/31/2002                        $    6,711                   $    8,958   $    6,796
1/31/2003                         $    6,540                   $    8,728   $    6,618
2/28/2003                         $    6,446                   $    8,604   $    6,519
3/31/2003                         $    6,501                   $    8,674   $    6,582
4/30/2003                         $    7,032                   $    9,379   $    7,124
5/31/2003                         $    7,394                   $    9,860   $    7,499
6/30/2003                         $    7,475                   $    9,966   $    7,595
7/31/2003                         $    7,612                   $   10,147   $    7,728
8/31/2003                         $    7,758                   $   10,338   $    7,879
9/30/2003                         $    7,667                   $   10,228   $    7,796
10/31/2003                        $    8,100                   $   10,803   $    8,236
11/30/2003                        $    8,169                   $   10,892   $    8,308
12/31/2003                        $    8,573                   $   11,428   $    8,744
1/31/2004                         $    8,719                   $   11,621   $    8,905
2/29/2004                         $    8,816                   $   11,748   $    9,029
3/31/2004                         $    8,680                   $   11,564   $    8,892

                                 TOP 10 HOLDINGS

                                         (% OF NET ASSETS)
                                         ----------------
     S&P 500 Depositary Receipts                2.88%
     Pfizer, Inc.                               2.51%
     Intel Corporation                          2.51%
     General Electric                           2.42%
     Cisco Ststems, Inc.                        2.33%
     Exxon Mobil Corp.                          1.93%
     Wal-Mart Stores                            1.90%
     International Business Machines            1.87%
     Microsoft Corporation                      1.82%
     Citigroup Inc.                             1.73%

[CHART]

                               SECTOR ALLOCATIONS

Consumer Cyclical                9.60%
Consumer Non-Cyclical           22.20%
Energy                           5.40%
Financial                       18.30%
Industrials                     10.40%
Technology                      13.20%
Basic Materials                  3.00%
Communications                  10.60%
Utilities                        2.50%
Short-Term & Other               4.80%

     The Total Social Impact Ratings were previously calculated and produced by The Total Social Impact Foundation, Inc., which is no longer in existence. The Total Social Impact Foundation, Inc., or its successors, or assigns with respect ot the Total Social Impact Ratings, (collectively "TSI") makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of TSI to track general stock market performance.

                                          SUMMIT MUTUAL FUNDS, INC.- APEX SERIES
TOTAL SOCIAL IMPACT FUND                                    FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                                   CLASS I
                                      -------------------------------------------------------------------
                                        SIX MONTHS                                        PERIOD FROM
                                       ENDED MARCH 31,                                DECEMBER 28, 2000(1)
                                        (UNAUDITED)       YEAR ENDED SEPTEMBER 30,     TO SEPTEMBER 30,
                                      -------------------------------------------------------------------
                                           2004              2003          2002               2001
                                      --------------------------------------------------------------------
Net asset value,
 beginning of period                  $         37.69     $    30.80   $      38.95   $              50.00
                                      ---------------     ----------   ------------   --------------------
Investment Activities:
   Net investment income / (loss)                0.20           0.36           0.28                   0.25
   Net realized and unrealized
    gains / (losses)                             4.77           6.87          (8.22)                (11.20)
                                      ---------------     ----------   ------------   --------------------
Total from Investment Activities                 4.97           7.23          (7.94)                (10.95)
                                      ---------------     ----------   ------------   --------------------
DISTRIBUTIONS:
Net investment income                           (0.37)         (0.34)         (0.21)                 (0.10)
                                      ---------------     ----------   ------------   --------------------
Total Distributions                             (0.37)         (0.34)         (0.21)                 (0.10)
                                      ---------------     ----------   ------------   --------------------
Net asset value, end of period        $         42.29     $    37.69   $      30.80   $              38.95
                                      ===============     ==========   ============   ====================
Total return                                    13.22%         23.61%        -20.55%                -21.94%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
 average net assets - net(2)                     0.75%(3)       0.75%          0.75%                  0.75%(3)
Ratio of expenses to
 average net assets - gross                      2.88%(3)       3.18%          2.29%                  2.57%(3)
Ratio of net investment
  income / (loss)
  to average net assets                          0.95%(3)       1.02%          0.72%                  0.79%(3)
Portfolio turnover rate                          3.25%(3)       2.91%          3.82%                  0.62%(3)
Net assets,
 end of period (000's)                $         4,496     $    3,892   $      3,247   $              3,921

                                                                        CLASS F
                                                  ----------------------------------------------------
                                                    SIX MONTHS            YEAR           PERIOD FROM
                                                  ENDED MARCH 31,         ENDED        JULY 1, 2002(1)
                                                    (UNAUDITED)       SEPTEMBER 30,   TO SEPTEMBER 30,
                                                  ----------------------------------------------------
                                                       2004              2003              2002
                                                  ----------------------------------------------------
Net asset value, beginning of period              $         37.85     $       30.78   $          36.37
                                                  ---------------     -------------   ----------------
Investment Activities:
   Net investment income / (loss)                            0.14              0.10              0.06
   Net realized and unrealized gains / (losses)              4.81              7.10              (5.65)
                                                  ---------------     -------------   ----------------
Total from Investment Activities                             4.95              7.20              (5.59)
                                                  ---------------     -------------   ----------------
DISTRIBUTIONS:
Net investment income                                       (0.13)            (0.13)                --
                                                  ---------------     -------------   ----------------
Total Distributions                                         (0.13)            (0.13)                --
                                                  ---------------     -------------   ----------------
Net asset value, end of period                    $         42.67     $       37.85   $          30.78
                                                  ===============     =============   ================
Total return                                                13.06%            23.44%            -15.37%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)             1.01%(3)          0.99%              1.00%(3)
Ratio of expenses to average net assets - gross              3.12%(3)          3.25%              3.72%(3)
Ratio of net investment income / (loss)
  to average net assets                                      0.69%(3)          0.61%              0.70%(3)
Portfolio turnover rate                                      3.25%(3)          2.91%              3.82%
Net assets, end of period (000's)                 $           227     $         123   $              4

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                 TOTAL SOCIAL IMPACT FUND

MARCH 31, 2004 (UNAUDITED)

                                                              SHARES             VALUE
                                                     ---------------------------------
COMMON STOCKS - 95.23%
BASIC MATERIALS - 3.04%
  Air Products & Chemicals                                       190   $         9,523
  Alcoa Inc                                                      521            18,073
  Allegheny Technologies Inc                                      28               339
  Ashland Inc.                                                    28             1,302
  Boise Cascade                                                   19               658
  Dow Chemical                                                   393            15,830
  Du Pont (E.I.)                                                 619            26,134
  Eastman Chemical                                                28             1,195
  Ecolab Inc.                                                    112             3,195
  Engelhard Corp.                                                 53             1,584
  Freeport-McMoRan Copper & Gold                                  53             2,072
  Georgia-Pacific Group                                           85             2,864
  Great Lakes Chemical                                            17               405
  Hercules, Inc.*                                                 38               436
  International Flavors and Fragrances                            39             1,385
  International Paper                                            171             7,226
  Louisiana Pacific                                               35               903
  MeadWestvaco Corporation                                        81             2,291
  Newmont Mining Corp.                                           144             6,715
  Nucor Corp.                                                     32             1,967
  Phelps Dodge*                                                   27             2,205
  Plum Creek Timber Co.                                           80             2,598
  PPG Industries                                                 145             8,454
  Praxair, Inc.                                                  138             5,123
  Rohm & Haas                                                     96             3,825
  Sherwin-Williams                                                62             2,383
  Sigma-Aldrich Corporation                                       33             1,826
  Temple-Inland                                                   20             1,267
  United States Steel Corp.                                       33             1,230
  Weyerhaeuser Corp.                                             162            10,611
                                                                       ---------------
                                                                               143,619
                                                                       ---------------
COMMUNICATIONS - 10.63%
  ADC Telecommunications*                                        331               960
  ALLTEL Corp.                                                   129             6,436
  Andrew Corp.*                                                   33               578
  AT&T Corp.                                                     297             5,812
  AT&T Wireless Services*                                      1,045            14,222
  Avaya Inc.*                                                    115             1,826
  BellSouth                                                      768            21,266
  Century Telephone                                               58             1,594
  CIENA Corp.*                                                   125               621
  Cisco Systems, Inc.*                                         4,678           110,027
  Citizens Communications*                                        99             1,281
  Clear Channel Communications                                   243            10,291
  Comcast Corporation*                                           751            21,584
  Comverse Technology, Inc.*                                      89             1,614
  Corning Inc.*                                                  385             4,304
  Dow Jones & Co.                                                 36             1,725
  eBay Inc.*                                                     240            16,639
  Gannett Co.                                                    104             9,167
  Interpublic Group*                                             130             1,999
  JDS Uniphase Corporation*                                      525             2,137
  Knight-Ridder Inc.                                              25             1,831
  Lucent Technologies*                                         2,041   $         8,389
  McGraw-Hill                                                     85             6,472
  Meredith Corp.                                                  11               556
  Monster Worldwide*                                              36               943
  Motorola Inc.                                                1,487            26,171
  New York Times                                                  68             3,006
  Nextel Communications, Inc.*                                   371             9,175
  Omnicom Group                                                   75             6,019
  QUALCOMM Incorporated                                          318            21,122
  Qwest Communications International*                            666             2,870
  SBC Communications Inc.                                      1,283            31,485
  Scientific-Atlanta                                              63             2,037
  Sprint Corp. FON                                               323             5,953
  Sprint Corp. PCS*                                              362             3,330
  Symantec Corporation*                                          100             4,630
  Tellabs, Inc.*                                                 168             1,450
  Time Warner Inc.*                                            1,570            26,470
  Tribune Co.                                                    157             7,919
  Univision Communications*                                       83             2,740
  Verizon Communications                                       1,116            40,779
  Viacom Inc.                                                    631            24,742
  Walt Disney Co.                                                786            19,642
  Yahoo! Inc.*                                                   210            10,204
                                                                       ---------------
                                                                               502,018
                                                                       ---------------
CONSUMER CYCLICAL - 9.60%
  AutoNation, Inc.*                                              100             1,705
  AutoZone Inc.*                                                  52             4,470
  Bed Bath & Beyond Inc.*                                        114             4,761
  Best Buy Co., Inc.                                             126             6,517
  Big Lots, Inc.*                                                 45               653
  Brunswick Corp.                                                 34             1,388
  Carnival Corp.                                                 221             9,925
  Centex Corp.                                                    50             2,703
  Cintas Corporation                                              67             2,914
  Circuit City Group                                              85               961
  Cooper Tire & Rubber                                            30               605
  Costco Wholesale Corporation*                                  201             7,550
  CVS Corp.                                                      138             4,871
  Dana Corp.                                                      61             1,211
  Darden Restaurants                                              79             1,958
  Delphi Corporation                                             242             2,410
  Delta Air Lines                                                 39               309
  Dillard Inc.                                                    35               671
  Dollar General                                                 264             5,069
  Family Dollar Stores                                            75             2,696
  Federated Deptarment Stores                                     72             3,892
  Ford Motor                                                   1,297            17,600
  Gap (The)                                                      347             7,606
  General Motors                                                 375            17,663
  Genuine Parts                                                   71             2,323
  Goodyear Tire & Rubber*                                         55               470
  Grainger (W.W.) Inc.                                            44             2,112
  Harley-Davidson                                                222            11,841
  Harrah's Entertainment                                          47             2,580
  Hasbro Inc.                                                     69             1,501
  Hilton Hotels                                                  126             2,048

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              SHARES             VALUE
                                                     ---------------------------------
CONSUMER CYCLICAL - 9.60% (CONTINUED)
  Home Depot                                                   1,023   $        38,219
  International Game Technology                                  112             5,036
  Johnson Controls                                                72             4,259
  Jones Apparel Group                                             40             1,446
  KB Home                                                         18             1,454
  Kohl's Corp.*                                                  138             6,670
  Leggett & Platt                                                 76             1,802
  Limited Brands, Inc.                                           147             2,940
  Liz Claiborne, Inc.                                            144             5,283
  Lowe's Cos.                                                    352            19,758
  Marriott International                                         113             4,808
  Mattel, Inc.                                                   135             2,489
  May Deptarment Stores                                          115             3,977
  Maytag Corp.                                                    31               979
  McDonald's Corp.                                               790            22,570
  Navistar International Corp.*                                   25             1,146
  Newell Rubbermaid Co.                                          104             2,413
  NIKE Inc.                                                      171            13,316
  Nordstrom                                                       49             1,955
  Office Depot*                                                  105             1,976
  PACCAR Inc.                                                     72             4,049
  Penney (J.C.)                                                   97             3,374
  Pulte Homes, Inc.                                               34             1,890
  RadioShack Corp                                                 74             2,454
  Reebok International                                            25             1,034
  Sabre Holding Corp.                                             53             1,315
  Sears, Roebuck & Co.                                           137             5,886
  Southwest Airlines                                             315             4,476
  Staples, Inc.*                                                 193             4,900
  Starbucks Corporation*                                         162             6,116
  Starwood Hotels & Resorts                                       76             3,078
  Target Corp.                                                   387            17,430
  Tiffany & Co.                                                   61             2,328
  TJX Companies Inc.                                             232             5,698
  Toys R Us, Inc.*                                                79             1,327
  V.F. Corp.                                                      47             2,195
  Visteon Corp.                                                   52               498
  Walgreen Co.                                                   359            11,829
  Wal-Mart Stores                                              1,502            89,654
  Wendy's International                                           48             1,953
  Whirlpool Corp.                                                 30             2,064
  Yum! Brands, Inc*                                              112             4,255
                                                                       ---------------
                                                                               453,282
                                                                       ---------------
CONSUMER NON-CYCLICAL - 22.19%
  Abbott Labs                                                    540            22,194
  Aetna Inc.                                                      52             4,665
  Alberto-Culver                                                  36             1,579
  Albertson's                                                    180             3,987
  Allergan, Inc.                                                  55             4,629
  Altria Group, Inc.                                             729            39,694
  American Greetings*                                             25               569
  AmerisourceBergen Corp.                                         40             2,187
  Amgen Inc.*                                                    746            43,395
  Anheuser-Busch                                                 363            18,513
  Anthem, Inc.*                                                   55             4,985
  Apollo Group, Inc.*                                             75             6,458
  Archer-Daniels-Midland                                         185   $         3,121
  Avery Dennison Corp.                                            47             2,924
  Avon Products                                                  111             8,422
  Bard (C.R.) Inc.                                                19             1,855
  Bausch & Lomb                                                   19             1,139
  Baxter International Inc.                                      434            13,406
  Becton, Dickinson                                              104             5,042
  Biogen Idec Inc*                                               174             9,674
  Biomet, Inc.                                                   112             4,296
  Block H&R                                                       72             3,674
  Boston Scientific*                                             306            12,968
  Bristol-Myers Squibb                                           877            21,250
  Brown-Forman Corp.                                              60             2,860
  Campbell Soup                                                  180             4,909
  Cardinal Health, Inc.                                          172            11,851
  Caremark Rx*                                                   200             6,650
  Cendant Corporation                                            306             7,463
  Chiron Corporation*                                             75             3,301
  Clorox Co.                                                     105             5,136
  Coca Cola Co.                                                1,053            52,966
  Coca-Cola Enterprises                                          155             3,746
  Colgate-Palmolive                                              243            13,389
  ConAgra Foods, Inc.                                            140             3,772
  Convergys Corp.*                                                65               988
  Coors (Adolph)                                                  75             5,209
  Deluxe Corp.                                                    33             1,323
  Donnelley (R.R.) & Sons                                         50             1,513
  Equifax Inc.                                                    59             1,523
  Express Scripts, Inc.*                                          50             3,730
  Forest Laboratories*                                           136             9,740
  Fortune Brands, Inc.                                            63             4,828
  General Mills                                                  172             8,029
  Genzyme Corp.*                                                  80             3,763
  Gillette Co.                                                   647            25,298
  Guidant Corp.                                                  134             8,492
  HCA Inc.                                                       139             5,646
  Health Management Assoc.                                       100             2,321
  Heinz (H.J.)                                                   122             4,549
  Hershey Foods                                                   66             5,468
  Humana Inc.*                                                    53             1,008
  Johnson & Johnson                                            1,319            66,900
  Kellogg Co.                                                    181             7,102
  Kimberly-Clark                                                 211            13,314
  King Pharmaceuticals*                                           93             1,566
  Kroger Co.*                                                    295             4,909
  Lilly (Eli) & Co.                                              394            26,359
  Manor Care Inc.                                                 39             1,376
  McCormick & Co.                                                 50             1,676
  McKesson Corp.                                                  92             2,768
  Medco Health Solutions Inc.*                                   130             4,420
  MedImmune, Inc.*                                                87             2,008
  Medtronic Inc.                                                 688            32,852
  Merck & Co.                                                  1,082            47,814
  Millipore Corp.*                                                19               976
  Monsanto Co.                                                    95             3,484
  Moody's Corp                                                    69             4,885
  Paychex, Inc.                                                  160             5,696

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              SHARES             VALUE
                                                     ---------------------------------
CONSUMER NON-CYCLICAL - 22.19% (CONTINUED)
  Pepsi Bottling Group                                           108   $         3,213
  PepsiCo Inc.                                                   957            51,534
  Pfizer, Inc.                                                 3,381           118,504
  Procter & Gamble                                               748            78,450
  Quest Diagnostics                                               50             4,142
  RJ Reynolds Tobacco                                             50             3,025
  Robert Half International*                                      71             1,677
  Safeway Inc.*                                                  191             3,931
  Sara Lee Corp.                                                 321             7,017
  Schering-Plough                                                479             7,769
  St Jude Medical*                                                68             4,903
  Stryker Corp.                                                   77             6,817
  Supervalu Inc.                                                  57             1,741
  Sysco Corp.                                                    269            10,504
  Tenet Healthcare Corp.*                                        184             2,053
  United Health Group Inc.                                       262            16,883
  UST Inc.                                                        57             2,058
  Watson Pharmaceuticals*                                         41             1,754
  WellPoint Health Networks*                                      80             9,098
  Winn-Dixie                                                      52               395
  Wrigley (Wm) Jr.                                               189            11,174
  Wyeth                                                          492            18,476
  Zimmer Holdings*                                                65             4,796
                                                                       ---------------
                                                                             1,048,116
                                                                       ---------------
ENERGY - 5.37%
  Amerada Hess                                                    32             2,089
  Anadarko Petroleum                                              98             5,082
  Apache Corp.                                                   110             4,749
  Baker Hughes                                                   100             3,648
  BJ Services*                                                   275            11,899
  Burlington Resources                                            81             5,154
  ChevronTexaco Corp.                                            410            35,990
  ConocoPhillips                                                 302            21,083
  Devon Energy Corp.                                              53             3,082
  Dynegy Inc.*                                                   133               527
  El Paso Corp.                                                  191             1,358
  EOG Resources                                                   46             2,111
  Exxon Mobil Corp.                                            2,195            91,290
  Halliburton Co.                                                153             4,650
  Kerr-McGee                                                      36             1,854
  Kinder Morgan                                                   45             2,836
  Marathon Oil Corp.                                             117             3,939
  Nabors Industries Ltd.*                                         60             2,745
  Noble Corporation*                                              54             2,075
  Occidental Petroleum                                           131             6,033
  Rowan Cos.*                                                     36               759
  Schlumberger Ltd.                                              217            13,855
  Sunoco., Inc.                                                  207            12,913
  Transocean Inc.*                                                85             2,371
  Unocal Corp.                                                   275            10,251
  Williams Cos.                                                  162             1,550
                                                                       ---------------
                                                                               253,893
                                                                       ---------------
FINANCIAL - 18.33%
  ACE Limited                                                    100             4,266
  AFLAC Corporation                                              214             8,590
  Allstate Corp.                                                 284            12,911
  Ambac Financial Group                                           41   $         3,025
  American Express                                               507            26,288
  American International Group                                 1,064            75,916
  AmSouth Bancorporation                                         155             3,644
  Aon Corp.                                                      106             2,958
  Apartment Investment & Management                               75             2,332
  Bank of America Corp.                                          491            39,761
  Bank of New York                                               253             7,970
  Bank One Corp.                                                 321            17,501
  BB&T Corporation                                               163             5,754
  Bear Stearns Cos.                                               33             2,893
  Capital One Financial                                           80             6,034
  Charles Schwab                                                 556             6,455
  Charter One Financial                                           93             3,288
  Chubb Corp.                                                     71             4,937
  CIGNA Corp.                                                     62             3,659
  Cincinnati Financial                                            66             2,868
  Citigroup Inc.                                               1,580            81,686
  Comerica Inc.                                                   67             3,639
  Countrywide Financial Corp.                                     64             6,138
  Equity Office Properties                                       150             4,334
  Equity Residential                                             100             2,985
  Fannie Mae                                                     603            44,833
  Federal Home Loan Mortgage                                     300            17,718
  Federated Investors Inc.                                        50             1,572
  Fifth Third Bancorp                                            237            13,123
  First Tennessee National                                        50             2,385
  Fleet Boston Financial Group                                   408            18,319
  Franklin Resources                                             204            11,359
  Golden West Financial                                           67             7,501
  Goldman Sachs Group                                            141            14,713
  Hartford Financial Svc.Gp.                                      83             5,287
  Huntington Bancshares                                          101             2,241
  J.P. Morgan Chase & Co.                                        725            30,414
  Janus Capital Group                                             88             1,441
  Jefferson-Pilot                                                 63             3,466
  John Hancock Financial                                         115             5,024
  KeyCorp                                                        181             5,482
  Lehman Bros.                                                    85             7,044
  Lincoln National                                                81             3,833
  Loews Corp.                                                     58             3,425
  M&T Bank Corp.                                                  50             4,493
  Marsh & McLennan                                               180             8,334
  Marshall & Ilsley Corp.                                        100             3,781
  MBIA Inc.                                                       79             4,953
  MBNA Corp.                                                     556            15,362
  Mellon Bank Corp.                                              311             9,731
  Merrill Lynch                                                  267            15,903
  MetLife Inc.                                                   300            10,704
  MGIC Investment                                                 44             2,826
  Morgan Stanley                                                 306            17,534
  National City Corp.                                            253             9,002
  North Fork Bancorporation                                       65             2,751
  Northern Trust Corp.                                           148             6,895
  PNC Bank Corp.                                                 119             6,595
  Principal Financial Group                                      150             5,345
  Progressive Corp.                                               90             7,884

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              SHARES             VALUE
                                                     ---------------------------------
FINANCIAL - 18.33% (CONTINUED)
  ProLogis                                                       100   $         3,587
  Providian Financial Corp.*                                     116             1,520
  Prudential Financial                                           200             8,956
  Regions Financial Corp.                                         89             3,250
  SAFECO Corp.                                                    52             2,245
  Simon Property Group, Inc                                       70             4,091
  SLM Corporation                                                192             8,035
  SouthTrust Corp.                                               134             4,443
  St. Paul Cos.                                                   84             3,361
  State Street Corp.                                             136             7,090
  SunTrust Banks                                                 117             8,156
  Synovus Financial                                              118             2,885
  T. Rowe Price Group                                             49             2,638
  Torchmark Corp.                                                 45             2,421
  Travelers Property Casualty Corp.                              395             6,822
  U.S. Bancorp                                                   694            19,189
  Union Planters Corporation                                      78             2,328
  UnumProvident Corp.                                             98             1,434
  Wachovia Corp.                                                 863            40,561
  Washington Mutual                                              401            17,127
  Wells Fargo                                                    687            38,932
  XL Capital                                                      48             3,650
  Zions Bancorp                                                   35             2,001
                                                                       ---------------
                                                                               865,827
                                                                       ---------------
INDUSTRIAL - 10.38%
  3M Company                                                     362            29,637
  Agilent Technologies*                                          340            10,754
  Allied Waste Industries*                                        73               972
  American Power Conversion Corporation                           82             1,887
  American Standard*                                              20             2,275
  Applera Corp-Applied Biosystems Group                           94             1,859
  Ball Corp.                                                      24             1,627
  Bemis Company                                                   44             1,144
  Black & Decker Corp.                                            34             1,936
  Boeing Company                                                 322            13,225
  Burlington Northern Santa Fe                                   157             4,946
  Caterpillar Inc.                                               134            10,595
  Cooper Industries, Ltd.                                         43             2,459
  Crane Company                                                   24               792
  CSX Corp.                                                       69             2,090
  Cummins Inc.                                                   200            11,690
  Danaher Corp.                                                   58             5,415
  Deere & Co.                                                    169            11,713
  Dover Corp.                                                     82             3,179
  Eastman Kodak                                                  431            11,279
  Eaton Corp.                                                     58             3,259
  Emerson Electric                                               176            10,546
  FedEx Corporation                                              127             9,545
  Fluor Corp.                                                     30             1,161
  General Dynamics                                                79             7,057
  General Electric                                             3,742           114,206
  Goodrich Corporation                                            42             1,179
  Honeywell International Inc.                                   323            10,934
  Illinois Tool Works                                            133            10,538
  Ingersoll-Rand Co. Ltd.                                         67             4,533
  ITT Industries, Inc.                                           137            10,457
  Jabil Circuit*                                                  85   $         2,502
  Lockheed Martin Corp.                                          156             7,120
  Masco Corp.                                                    181             5,510
  Molex Incorporated                                              74             2,249
  Norfolk Southern Corp.                                         166             3,667
  Northrop Grumman Corp.                                          54             5,315
  Pactiv Corp.*                                                   64             1,424
  Pall Corp.                                                      46             1,044
  Parker-Hannifin                                                 53             2,995
  PerkinElmer                                                     40               828
  Power-One Inc.*                                                 32               354
  Raytheon Co.                                                   139             4,356
  Rockwell Automation, Inc.                                       69             2,392
  Rockwell Collins                                               169             5,342
  Ryder System                                                    23               891
  Sanmina-SCI Corporation*                                       120             1,321
  Sealed Air Corp.*                                               34             1,691
  Snap-On Inc.                                                    23               744
  Solectron*                                                     314             1,736
  Stanley Works                                                   34             1,450
  Symbol Technologies                                             85             1,172
  Tektronix Inc.                                                  39             1,275
  Textron Inc.                                                    58             3,083
  Thermo Electron*                                                69             1,951
  Thomas & Betts                                                  24               524
  Tyco International                                             783            22,432
  Union Pacific                                                   91             5,444
  United Parcel Service                                          801            55,942
  United Technologies                                            267            23,042
  Vulcan Materials                                                41             1,945
  Waste Management Inc.                                          163             4,919
  Waters Corporation*                                             50             2,042
  Worthington Ind.                                                35               671
                                                                       ---------------
                                                                               490,262
                                                                       ---------------
TECHNOLOGY - 13.20%
  Adobe Systems Incorporated                                     101             3,982
  Advanced Micro Devices*                                        312             5,064
  Altera Corporation*                                            159             3,252
  Analog Devices                                                 146             7,009
  Apple Computer*                                                127             3,435
  Applied Materials, Inc.*                                       684            14,624
  Applied Micro Circuits*                                        116               667
  Autodesk, Inc.                                                  50             1,581
  Automatic Data Processing Inc.                                 258            10,836
  BMC Software*                                                  101             1,975
  Broadcom Corporation*                                           93             3,643
  Citrix Systems, Inc.*                                           77             1,665
  Computer Associates International                              245             6,581
  Computer Sciences Corp.*                                        67             2,702
  Compuware Corporation*                                         153             1,140
  Dell Inc.*                                                   1,123            37,755
  Electronic Arts Inc.*                                          150             8,094
  Electronic Data Systems                                        207             4,005
  EMC Corp.*                                                     807            10,983
  First Data                                                     328            13,828
  FIserv Inc.*                                                    75             2,683

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              SHARES             VALUE
                                                     ---------------------------------
TECHNOLOGY - 13.20% (CONTINUED)
  Gateway Inc.*                                                  134   $           708
  Hewlett-Packard                                              1,265            28,893
  IMS Health Inc.                                                117             2,721
  Intel Corporation                                            4,350           118,320
  International Business Machines                                963            88,442
  Intuit Inc.*                                                    81             3,635
  KLA-Tencor Corporation*                                         77             3,877
  Lexmark International Inc*                                      50             4,600
  Linear Technology Corporation                                  129             4,776
  LSI Logic*                                                     129             1,205
  Maxim Integrated Products, Inc.                                114             5,368
  Mercury Interactive Corporation*                                32             1,434
  Micron Technology*                                             239             3,994
  Microsoft Corporation                                        3,434            85,747
  National Semiconductor*                                         69             3,066
  NCR Corp.*                                                      38             1,674
  Network Appliance, Inc.*                                       133             2,853
  Novell Inc.*                                                   140             1,593
  Novellus Systems, Inc.*                                         53             1,685
  NVIDIA Corporation*                                             50             1,325
  Oracle Corporation*                                          2,242            26,926
  Parametric Technology*                                         112               506
  PeopleSoft, Inc.*                                              117             2,163
  Pitney-Bowes                                                   266            11,334
  PMC-Sierra Inc.*                                                58               984
  QLogic Corporation*                                             36             1,188
  Siebel Systems, Inc.*                                          178             2,049
  Sun Microsystems, Inc.*                                      1,504             6,257
  SunGard Data Systems*                                          130             3,562
  Teradyne Inc.*                                                  71             1,692
  Texas Instruments                                            1,157            33,808
  Unisys Corp.*                                                  125             1,785
  VERITAS Software Corporation*                                  159             4,279
  Xerox Corp.*                                                   715            10,417
  Xilinx, Inc.*                                                  131             4,977
                                                                       ---------------
                                                                               623,347
                                                                       ---------------
UTILITIES - 2.49%
  AES Corp.*                                                     198             1,689
  Allegheny Energy*                                               43               590
  Ameren Corporation                                              58             2,673
  American Electric Power                                        134             4,411
  Calpine Corp.*                                                 111               518
  CenterPoint Energy                                             110             1,257
  CINergy Corp.                                                  120             4,907
  CMS Energy*                                                     48   $           430
  Consolidated Edison                                             78             3,440
  Constellation Energy Group                                      61             2,437
  Dominion Resources                                             101             6,494
  DTE Energy Co.                                                  56             2,304
  Duke Energy                                                    296             6,690
  Edison International                                           135             3,279
  Entergy Corp.                                                   85             5,058
  Exelon Corp.                                                   109             7,507
  FirstEnergy Corp.                                              123             4,807
  FPL Group                                                       74             4,947
  Keyspan Energy                                                  55             2,102
  NICOR Inc.                                                      19               669
  NiSource Inc.                                                   80             1,700
  Peoples Energy                                                  15               670
  PG&E Corp.*                                                    126             3,650
  Pinnacle West Capital                                          227             8,932
  PPL Corp.                                                       57             2,599
  Progress Energy, Inc.                                           83             3,908
  Public Service Enterprise Inc.                                  83             3,899
  Sempra Energy                                                   86             2,735
  Southern Co.                                                   274             8,356
  TECO Energy                                                    650             9,510
  TXU Corp.                                                      107             3,067
  Xcel Energy Inc                                                132             2,351
                                                                       ---------------
                                                                               117,586
                                                                       ---------------
    Total Common Stocks
       (cost $4,847,664)                                                     4,497,950
                                                                       ---------------

UNIT INVESTMENT TRUST - 2.88%
  S&P 500 Depositary Receipts                                  1,200           135,792
                                                                       ---------------
    Total Unit Investment Trust
       (cost $126,082)                                                         135,792
                                                                       ---------------

SHORT-TERM INVESTMENTS - .07%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - .07%                                                    3,554             3,554
                                                                       ---------------
    Total Short-Term Investments
       (cost $3,554)                                                             3,554
                                                                       ---------------
TOTAL INVESTMENTS - 98.18%
   (cost $4,977,300)(1)                                                      4,637,296
                                                                       ---------------
OTHER ASSETS AND LIABILITIES - 1.82%                                            86,043
                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                             $     4,723,339
                                                                       ===============


*    Non-income producing

(1) For federal income tax purposes, cost is $4,978,311 and gross unrealized appreciation and depreciation of securities as of March-31, 2004 was $544,357 and ($885,372), respectively, with a net appreciation / depreciation of ($341,015).The accompanying notes are an integral part of the financial statements.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
TOTAL SOCIAL IMPACT FUND                                    FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value                        $    4,637,296
   Cash                                                               32,260
   Receivables:
      Shares sold                                                        674
      Interest and dividends                                           5,982
   Receivable from Adviser                                            71,394
   Prepaid expenses and other                                          4,817
                                                              --------------
                                                                   4,752,423
                                                              --------------

LIABILITIES
   Payables:
      12b-1 fees                                                          72
      Directors' fees                                                    404
      Custodian fees                                                     376
      Fund accounting fees                                             7,227
      Professional fees                                                8,517
      Royalty fees                                                     8,236
      Other accrued expenses                                           4,252
                                                              --------------
                                                                      29,084
                                                              --------------

NET ASSETS*
   Paid-in capital                                                 5,321,445
   Accumulated undistributed net
      investment income                                                8,841
   Accumulated net realized gain / (loss)
      on investments and futures contracts                          (266,943)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                          (340,004)
                                                              --------------
                                                              $    4,723,339
                                                              ==============
 Investments at cost                                          $    4,977,300

 Shares authorized per class ($.10 par value)                     20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                         SHARES
SHARE CLASS         NET ASSETS        OUTSTANDING
 Class I            $ 4,495,794          106,299              $        42.29
 Class F            $   227,545            5,332              $        42.67

*FEDERAL TAX DATA AS OF SEPTEMBER 30, 2003

   Undistributed ordinary income                              $       26,405

                                                               POST-OCTOBER
CAPITAL LOSS CARRYFORWARD EXPIRING SEPTEMBER 30:             LOSSES DEFERRED:
-----------------------------------------------------------------------------
      2009             2010            2011       SEPTEMBER 30, 2003
      ----             ----            ----       ------------------
   $ (75,198)       $ (118,795)       $ (405)          $ 42,013

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                   $           76
   Dividends                                                          37,407
   Other income                                                           12
                                                              --------------
                                                                      37,495
                                                              --------------
EXPENSES
   Advisory fees                                                       9,943
   Administration expenses                                             2,210
   Custodian fees and expenses                                           494
   Fund accounting fees                                               20,892
   Professional fees                                                   7,995
   Directors' fees                                                       384
   Transfer agent fees                                                12,820
   Royalty fee                                                         2,651
   12b-1 fees                                                            184
   Other expenses                                                      6,086
                                                              --------------
                                                                      63,659
   Reimbursements and waivers                                        (46,886)
                                                              --------------
                                                                      16,773
                                                              --------------
NET INVESTMENT INCOME / (LOSS)                                        20,722
                                                              --------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                    (29,520)
   Net change in unrealized appreciation /
      (depreciation) on investments                                  531,510
                                                              --------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                     501,990
                                                              --------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                 $      522,712
                                                              ==============


TRANSACTIONS WITH AFFILIATES:

         PERCENT OF CURRENT
           NET ASSET VALUE
------------------------------------------
  ADVISORY     ADMINISTRATION      EXPENSE
     FEE             FEE           LIMIT(1)        WAIVER      REIMBURSEMENT
----------------------------------------------------------------------------
     0.45%          0.10%            0.30%           $ --       $ 46,886

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE SIX MONTHS
                                                             ENDED MARCH 31,        YEAR ENDED
                                                              (UNAUDITED)          SEPTEMBER 30,
                                                           ---------------------------------------
                                                                  2004                  2003
                                                           ---------------------------------------
OPERATIONS
   Net investment income / (loss)                          $           20,722   $           37,121
   Net realized gain / (loss) on investments and futures              (29,520)             (42,409)
   Net change in unrealized appreciation/(depreciation)
   on investments and futures contracts                               531,510              760,049
                                                           ------------------   ------------------
                                                                      522,712              754,761
                                                           ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS*
Class I
   Net investment income                                              (37,911)             (35,929)
Class F
   Net investment income                                                 (375)                 (18)
                                                           ------------------   ------------------
                                                                      (38,286)             (35,947)
                                                           ------------------   ------------------

FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                          249,508            3,709,468
   Reinvestment of distributions                                        4,067               35,894
   Payments for shares redeemed                                      (119,877)          (3,819,417)
                                                           ------------------   ------------------
                                                                      133,698              (74,055)
                                                           ------------------   ------------------

Class F
   Proceeds from shares sold                                           95,000              124,410
   Reinvestment of distributions                                          375                   18
   Payments for shares redeemed                                        (5,245)              (5,241)
                                                           ------------------   ------------------
                                                                       90,130              119,187
                                                           ------------------   ------------------
NET INCREASE / (DECREASE) IN NET ASSETS                               708,254              763,946
NET ASSETS
   Beginning of period                                              4,015,085            3,251,139
                                                           ------------------   ------------------
   End of period                                           $        4,723,339   $        4,015,085
                                                           ==================   ==================
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME            $            8,841   $           26,405
                                                           ==================   ==================


FUND SHARE TRANSACTIONS
Class I
   Sold                                                                 5,932               98,841
   Reinvestment of distributions                                           99                1,069
   Redeemed                                                            (2,994)            (102,061)
                                                           ------------------   ------------------
      Net increase / (decrease)
     from fund share transactions                                       3,037               (2,151)
                                                           ==================   ==================

Class F
   Sold                                                                 2,206                3,250
   Reinvestment of distributions                                            9                   --
   Redeemed                                                              (133)                (135)
                                                           ------------------   ------------------
      Net increase / (decrease) from
      fund share transactions                                           2,082                3,115
                                                           ==================   ==================

TOTAL COST OF PURCHASES OF:
   Common Stocks                                           $          339,197   $          112,899
                                                           ------------------   ------------------
                                                           $          339,197   $          112,899
                                                           ==================   ==================

TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                           $           67,013   $          100,456
                                                           ------------------   ------------------
                                                           $           67,013   $          100,456
                                                           ==================   ==================

*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                         $           38,286   $           35,947
                                                           ------------------   ------------------
                                                           $           38,286   $           35,947
                                                           ==================   ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                    EVEREST FUND

OBJECTIVE - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

STRATEGY - The Everest Fund (the "Fund") will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Fund's (Class I) performance for the period October 1, 2003 to March 31, 2004 was 15.25% versus 17.64% for the Russell 1000 Value Index (the "Index") and 14.07% for the S & P 500 Index.

After three negative return years in the equity indices, 2003 rebounded smartly with investors returning with plenty of firepower. The economy started to recover in earnest during the second half of 2003 after three years of lackluster performance. The Federal Reserve's "easy money" policy of low interest rates started to kick-start the economy and resuscitate corporations' and consumers' balance sheets. With low interest rates and economic recovery, equities looked inexpensive again.

The performance of the Fund benefited from the acquisition of Fleetbank by BankAmerica, recovery in Motorola and Nokia, consumer staple rebound by Conagra and Altria, and a surge in energy holdings and energy service firms. The Fund's underperformance compared to the Index primarily was a result of underweighting the financial sector (24% to 36% at March 31, 2004) that outperformed the overall Index. Additionally, the Fund over-weighted the healthcare sector (11% to 3%) that underperformed the overall Index.

With the economic recovery, the fixed income markets' dominance over equity markets may be ending. The perfect scenario, ever-lower fed funds rates, no signs of inflation or economic recovery are now being replaced by incipient inflation and economic growth. The missing ingredient - a rising fed funds rate-is now held in check only by political expedience. Does Greenspan want to be the whipping boy for either political party by choking off economic growth without a robust jobs market?

The Fund believed that a fourth down year was unacceptable politically and invested with the belief that the market would rebound, while purchasing companies with sufficient economic heft to survive if our timing was premature. Fortunately a declining stock market makes most value securities more attractive as prices decline. After this years' market rebound investors' enthusiasm has risen along with valuations. The Fund will continue to invest in companies that are temporarily out-of-favor and pare those that we believe have reached full valuation now that the investor has regained a modicum of confidence in the stock market.

                            FUND DATA

       Managers:                         James McGlynn
       Inception Date:                   December 29, 1999
       Total Net Assets:                 $58.9 Million
       Number of Holdings:               57
       Median Cap Size:                  $39.0 Billion
       Average Price-to-earnings Ratio:  16.90x
       Average Price-to-book Ratio:      2.26x
       Dividend Yield:                   2.32%

[CHART]

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

Summit Everest Fund Class I - Average Annual Total Return

       1-YEAR    3-YEAR  SINCE INCEPTION
       41.69%     5.18%       6.42%

Summit Everest Fund Class F - Average Annual Total Return

       1-YEAR    SINCE INCEPTION
       41.33%          8.37%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

           SUMMIT EVEREST    SUMMIT EVEREST   RUSSELL 1000
            FUND CLASS I      FUND CLASS F     VALUE INDEX
12/28/99       $ 10,000                         $ 10,000
12/31/99       $ 10,040                         $ 10,109
1/31/2000      $ 9,450                          $  9,779
2/29/2000      $ 8,760                          $  9,053
3/31/2000      $ 9,860                          $ 10,157
4/30/2000      $ 9,670                          $ 10,039
5/31/2000      $ 10,040                         $ 10,145
6/30/2000      $ 9,780                          $  9,681
7/31/2000      $ 9,720                          $  9,802
8/31/2000      $ 10,230                         $ 10,348
9/30/2000      $ 10,321                         $ 10,443
10/31/2000     $ 10,723                         $ 10,699
11/30/2000     $ 10,643                         $ 10,302
12/31/2000     $ 11,285                         $ 10,818
1/31/2001      $ 11,730                         $ 10,860
2/28/2001      $ 11,538                         $ 10,558
3/31/2001      $ 11,203                         $ 10,185
4/30/2001      $ 11,913                         $ 10,684
5/31/2001      $ 12,297                         $ 10,924
6/30/2001      $ 12,162                         $ 10,682
7/31/2001      $ 12,338                         $ 10,659
8/31/2001      $ 11,841                         $ 10,232
9/30/2001      $ 11,251                         $  9,512
10/31/2001     $ 11,458                         $  9,430
11/30/2001     $ 12,069                         $  9,978
12/31/2001     $ 12,464                         $ 10,213
1/31/2002      $ 12,375                         $ 10,135
2/28/2002      $ 12,527                         $ 10,151
3/31/2002      $ 12,958                         $ 10,631
4/30/2002      $ 12,349                         $ 10,266
5/31/2002      $ 12,275                         $ 10,318
6/30/2002      $ 11,270        $ 10,000         $  9,725
7/31/2002      $ 9,947         $  8,824         $  8,821
8/31/2002      $ 10,098        $  8,958         $  8,887
9/30/2002      $ 8,862         $  7,861         $  7,899
10/31/2002     $ 9,347         $  8,289         $  8,484
11/30/2002     $ 10,229        $  9,069         $  9,019
12/31/2002     $ 9,497         $  8,418         $  8,627
1/31/2003      $ 9,261         $  8,208         $  8,418
2/28/2003      $ 9,132         $  8,091         $  8,194
3/31/2003      $ 9,200         $  8,150         $  8,208
4/30/2003      $ 10,122        $  8,965         $  8,930
5/31/2003      $ 10,802        $  9,565         $  9,507
6/30/2003      $ 11,136        $  9,857         $  9,626
7/31/2003      $ 11,217        $  9,929         $  9,769
8/31/2003      $ 11,333        $ 10,030         $  9,921
9/30/2003      $ 11,310        $ 10,009         $  9,824
10/31/2003     $ 11,875        $ 10,506         $ 10,425
11/30/2003     $ 12,029        $ 10,639         $ 10,567
12/31/2003     $ 12,812        $ 11,329         $ 11,218
1/31/2004      $ 13,141        $ 11,617         $ 11,416
2/29/2004      $ 13,268        $ 11,726         $ 11,660
3/31/2004      $ 13,036        $ 11,519         $ 11,557

                          TOP 10 HOLDINGS

                                            (% OF NET ASSETS)
                                            -----------------
       Bank One Corp.                              2.57%
       Norfolk Southern Co.                        2.51%
       CSX Corp.                                   2.46%
       Union Pacific Corp.                         2.39%
       Wells Fargo                                 2.29%
       St. Paul Cos.                               2.29%
       General Electric                            2.28%
       Johnson & Johnson Co.                       2.26%
       Microsoft Corp.                             2.25%
       Du Pont (E.I.)                              2.23%

[CHART]

                               SECTOR ALLOCATIONS

Consumer Discretionary          8.0%
Consumer Non-Cyclical           7.0%
Energy                         11.1%
Financials                     24.3%
Healthcare                     10.7%
Industrials                     5.1%
Materials                       3.2%
Technology                     10.1%
Telecommunication Services      6.2%
Transportation                  7.3%
Utilities                       4.8%
Short-Term & Other              2.2%

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL HIGHLIGHTS                                                EVEREST FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                                   CLASS I
                                    ---------------  ---------------------------------------------------
                                      SIX MONTHS                                          PERIOD FROM
                                    ENDED MARCH 31,                                   DECEMBER 29, 1999(1)
                                      (UNAUDITED)        YEAR ENDED SEPTEMBER 30,       TO SEPTEMBER 30,
                                    --------------------------------------------------------------------
                                        2004           2003        2002        2001         2000
                                    --------------------------------------------------------------------
Net asset value,
 beginning of period                $      49.88     $  39.85   $  54.35   $  51.30   $     50.00
                                    ------------     --------   --------   --------   -----------
Investment Activities:
   Net investment income/(loss)             0.42         0.74       0.74       0.95          0.40
   Net realized and unrealized
   gains / (losses)                         7.15        10.13     (11.12)      3.80          1.20
                                    ------------     --------   --------   --------   -----------
Total from Investment Activities            7.57        10.87     (10.38)      4.75          1.60
                                    ------------     --------   --------   --------   -----------
DISTRIBUTIONS:
Net investment income                      (0.80)       (0.80)     (0.53)     (0.70)        (0.30)
Net realized gains                            --        (0.04)     (3.59)     (1.00)           --
                                    ------------     --------   --------   --------   -----------
Total Distributions                        (0.80)       (0.84)     (4.12)     (1.70)        (0.30)
                                    ------------     --------   ---------   --------   -----------
Net asset value, end of period      $      56.65     $  49.88   $  39.85   $  54.35   $     51.30
                                    ============     ========   ========   ========   ===========
Total return                               15.25%       27.63%    -21.24%      9.01%         3.21%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average
 net assets - net (2)                       0.95%(3)     0.98%      0.96%      0.78%         0.81%(3)
Ratio of expenses to
 average net assets - gross                 0.95%(3)     0.98%      0.96%      0.80%         0.85%(3)
Ratio of net investment
 income/(loss) to average
 net assets                                 1.55%(3)     1.64%      1.33%      1.67%         1.51%(3)
Portfolio turnover rate                    81.97%(3)    58.23%     66.74%    105.91%       138.39%(3)
Net assets,
 end of period (000's)              $     58,843     $ 48,821   $ 42,194   $ 57,497   $    49,440

                                                                             CLASS F
                                           -------------------------------------------------------
                                             SIX MONTHS              YEAR           PERIOD FROM
                                           ENDED MARCH 31,           ENDED        JULY 1, 2002(1)
                                             (UNAUDITED)         SEPTEMBER 30,    TO SEPTEMBER 30,
                                           -------------------------------------------------------
                                                 2004                 2003              2002
                                           -------------------------------------------------------
Net asset value,
 beginning of period                       $         50.34       $       39.84    $          49.73
                                           ---------------       -------------    ----------------
Investment Activities:
   Net investment income / (loss)                     0.41                0.61                0.15
   Net realized and unrealized
    gains / (losses)                                  7.23               10.22    $         (10.04)
                                           ---------------       -------------    ----------------
Total from Investment Activities                      7.64               10.83               (9.89)
                                           ---------------       -------------    ----------------
DISTRIBUTIONS:
Net investment income                                (0.80)              (0.29)                 --
Net realized gains                                      --               (0.04)                 --
                                           ---------------       -------------    ----------------
Total Distributions                                  (0.80)              (0.33)                 --
                                           ---------------       -------------    ----------------
Net asset value, end of period             $         57.18       $       50.34    $          39.84
                                           ===============       =============    ================
Total return                                         15.23%              27.32%             -19.89%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses t
 average net assets - net (2)                         1.23%(3)            1.23%               1.24%(3)
Ratio of expenses
 to average net assets - gross                        1.23%(3)            1.23%               1.24%(3)
Ratio of net investment
 income/(loss) to
 average net assets                                   1.26%(3)            1.39%               1.37%(3)
Portfolio turnover rate                              81.97%(3)           58.23%              66.74%
Net assets, end of period (000's)          $            16       $           5    $              4

(1) COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3) ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
EVEREST FUND                                             SCHEDULE OF INVESTMENTS

MARCH 31, 2004 (UNAUDITED)

                                                              SHARES             VALUE
                                                     ---------------------------------
COMMON STOCKS - 97.80%
CONSUMER DISCRETIONARY - 7.96%
  AOL Time Warner Inc.*                                       55,400   $       934,044
  McDonald's Corp.                                            29,400           839,958
  Sony Corp.                                                  30,800         1,287,748
  Take-Two Interactive Software*                              31,900         1,173,282
  The Walt Disney Co.                                         17,900           447,321
                                                                       ---------------
                                                                             4,682,353
                                                                       ---------------

CONSUMER NON-CYCLICAL - 6.98%
  Altria Group Inc.                                           19,100         1,039,995
  Conagra Foods Inc.                                          42,900         1,155,726
  Sara Lee Corp.                                              59,900         1,309,414
  Unilever                                                     8,700           604,128
                                                                       ---------------
                                                                             4,109,263
                                                                       ---------------

ENERGY - 11.08%
  Anadarko Petroleum                                          20,800         1,078,688
  ChevronTexaco Corp.                                         10,228           897,814
  ConocoPhillips                                              13,277           926,867
  Devon Energy Corp.                                          18,400         1,069,960
  Royal Dutch Petroleum                                       14,700           699,426
  Unocal Corp.                                                22,800           849,984
  Weatherford International*                                  23,800         1,000,314
                                                                       ---------------
                                                                             6,523,053
                                                                       ---------------

FINANCIALS - 24.30%
  Alliance Capital Holdings                                   24,100           886,880
  American Express                                            11,100           575,535
  Banc One Corp.                                              27,700         1,510,204
  Bank of America Corp.                                        9,300           753,114
  Citigroup Inc                                               22,000         1,137,400
  First Data                                                  29,300         1,235,288
  Freddie Mac                                                 20,100         1,187,106
  J.P. Morgan Chase & Co.                                     14,650           614,568
  KeyCorp                                                     39,700         1,202,513
  Lincoln National                                            19,200           908,544
  Marsh & McLennan Co.                                        25,400         1,176,020
  Merrill Lynch                                                6,900           410,964
  St. Paul Cos.                                               33,700         1,348,337
  Wells Fargo                                                 23,800         1,348,746
                                                                       ---------------
                                                                            14,295,219
                                                                       ---------------

HEALTH CARE - 10.68%
  Amerisourcebergen Corp.                                     18,700         1,022,516
  Baxter International Inc.                                   38,700         1,195,443
  Bristol-Myers Squibb                                        29,200           707,516
  Johnson & Johnson Co.                                       26,200         1,328,864
  Merck & Co.                                                 25,900         1,144,521
  The Healthcare Co.                                          21,900           889,578
                                                                       ---------------
                                                                             6,288,438
                                                                       ---------------

INDUSTRIALS - 5.16%
  General Dynamics Corp.                                       6,000   $       535,980
  General Electric                                            44,000         1,342,880
  SPX Corp.                                                   25,500         1,159,740
                                                                       ---------------
                                                                             3,038,600
                                                                       ---------------

MATERIALS - 3.22%
  Dow Chemical                                                14,400           580,032
  Du Pont (E.I.)                                              31,100         1,313,042
                                                                       ---------------
                                                                             1,893,074
                                                                       ---------------

TECHNOLOGY - 10.07%
  Electronic Data Systems Corp.                               61,000         1,180,350
  Hewlett-Packard Co.                                         48,000         1,096,320
  International Business Machines                              9,600           881,664
  Microsoft Corp.                                             53,000         1,323,410
  Motorola Inc.                                               46,400           816,640
  Sun Microsystems Inc.*                                     151,700           631,072
                                                                       ---------------
                                                                             5,929,456
                                                                       ---------------

TELECOMMUNICATION SERVICES - 6.21%
  AllTell Corp                                                15,200           758,328
  Nokia Corp.                                                 28,700           582,036
  SBC Communications, Inc.                                    49,100         1,204,914
  Verizon Communications                                      30,400         1,110,816
                                                                       ---------------
                                                                             3,656,094
                                                                       ---------------

TRANSPORTATION - 7.36%
  CSX Corp.                                                   47,800         1,447,861
  Norfolk Southern Co.                                        67,000         1,480,030
  Union Pacific Corp.                                         23,500         1,405,770
                                                                       ---------------
                                                                             4,333,661
                                                                       ---------------

UTILITIES - 4.78%
  Ameren Corporation                                          17,100           788,139
  Comcast Corporation*                                        35,200           981,376
  Southern Co.                                                34,300         1,046,150
                                                                       ---------------
                                                                             2,815,665
                                                                       ---------------

    Total Common Stocks
       (cost $53,137,664)                                                   57,564,876
                                                                       ---------------

SHORT-TERM INVESTMENTS - 2.16%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 2.16%                                               1,273,719         1,273,719
                                                                       ---------------

    Total Short-Term Investments
       (cost $1,273,719)                                                     1,273,719
                                                                       ---------------

TOTAL INVESTMENTS - 99.96%
   (cost $54,411,383)(1)                                                    58,838,595
                                                                       ---------------

NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 5.07%                                                         2,982,195
                                                                       ---------------
OTHER ASSETS AND LIABILITIES - (5.03%)                                      (2,961,953)
                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                             $    58,858,837
                                                                       ===============

*   Non-income producing

(1) For federal income tax purposes, cost is $54,630,124 and gross unrealized appreciation and depreciation of securities as of March 31, 2004 was $5,996,035 and ($1,787,564), respectively, with a net appreciation / depreciation of $4,208,471.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,915,058, $2,982,195, and $2,982,195, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                                EVEREST FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at value                            $    58,838,595
  Collateral for securities loaned,
    at fair value                                                      2,982,195
  Receivables:
    Shares sold                                                           22,339
    Securities sold                                                      315,598
    Interest and dividends                                               115,333
  Prepaid expenses and other                                               7,369
                                                                 ---------------
                                                                      62,281,429
                                                                 ---------------

LIABILITIES
  Payables:
    Payable upon return of securities
      loaned                                                           2,982,195
    Bank overdraft                                                            --
    12b-1 fees                                                                25
    Advisory fees                                                         32,065
    Administration expenses                                                5,010
    Directors' fees                                                        1,867
    Custodian fees                                                         1,002
    Fund accounting fees                                                   6,752
    Professional fees                                                      7,890
    Other accrued expenses                                                 6,550
                                                                 ---------------
                                                                       3,422,592
                                                                 ---------------

NET ASSETS*
  Paid-in capital                                                     53,504,915
  Accumulated undistributed net
    investment income                                                    133,732
  Accumulated net realized gain / (loss)
    on investments and futures contracts                                 792,978
  Net unrealized appreciation / (depreciation)
    on investments and futures contracts                               4,427,212
                                                                 ---------------
                                                                 $    58,858,837
                                                                 ===============

Investments at cost                                              $    54,411,383

Shares authorized per class ($.10 par value)                          20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                 SHARES
SHARE CLASS     NET ASSETS    OUTSTANDING
 Class I      $  58,843,212     1,038,657   $  56.65
 Class F      $      15,625           273   $  57.18

*FEDERAL TAX DATA AS OF SEPTEMBER 30, 2003

     Undistributed ordinary income                                 $     500,795

CAPITAL LOSS CARRYFORWARD EXPIRING SEPTEMBER 30: POST-OCTOBER LOSSES DEFERRED:
------------------------------------------------------------------------------
              2011                                    SEPTEMBER 30, 2003
              ----                                    ------------------
          $  (937,374)                                    $  729,108

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                       $         8,491
  Dividends                                                              690,084
  Foreign dividend taxes withheld                                         (3,442)
                                                                 ---------------
                                                                         695,133
                                                                 ---------------

EXPENSES
  Advisory fees                                                          178,095
  Administration expenses                                                 27,827
  Custodian fees and expenses                                              2,774
  Fund accounting fees                                                    18,699
  Professional fees                                                        8,959
  Directors' fees                                                          1,989
  Transfer agent fees                                                     13,189
  12b-1 fees                                                                  11
  Other expenses                                                          12,771
                                                                 ---------------
                                                                         264,314
                                                                 ---------------
NET INVESTMENT INCOME / (LOSS)                                           430,819
                                                                 ---------------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments
    and options                                                        2,678,201
  Net change in unrealized appreciation /
    (depreciation) on investments                                      4,382,243
                                                                 ---------------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                                                        7,060,444
                                                                 ---------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $     7,491,263
                                                                 ===============

TRANSACTIONS WITH AFFILIATES:

           PERCENT OF CURRENT
             NET ASSET VALUE
--------------------------------------
  ADVISORY   ADMINISTRATION   EXPENSE
     FEE           FEE        LIMIT(1)   WAIVER   REIMBURSEMENT
---------------------------------------------------------------
    0.64%         0.10%         1.00%     $  --       $  --

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the indicated limit, the Adviser will reimburse the fund for such excess, up to the amount of the advisory fee for that year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX MONTHS
                                                                 ENDED MARCH 31,       YEAR ENDED
                                                                  (UNAUDITED)       SEPTEMBER 30,
                                                               -----------------------------------
                                                                      2004                2003
                                                               -----------------------------------
OPERATIONS
  Net investment income / (loss)                               $          430,819    $     736,631
  Net realized gain / (loss) on investments and futures                 2,678,201       (1,663,867)
  Net change in unrealized appreciation/(depreciation)
     on investments                                                     4,382,243       11,729,736
                                                               ------------------    -------------
                                                                        7,491,263       10,802,500
                                                               ------------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS*
Class I
  Net investment income                                                  (797,813)        (805,652)
  Net realized gain on investments                                             --          (44,014)
Class F
  Net investment income                                                       (71)             (29)
  Net realized gain on investments                                             --               (4)
                                                               ------------------    -------------
                                                                         (797,884)        (849,699)
                                                               ------------------    -------------

FUND SHARE TRANSACTIONS
Class I
  Proceeds from shares sold                                             5,114,804        6,352,167
  Reinvestment of distributions                                           797,813          848,603
  Payments for shares redeemed                                         (2,583,432)     (10,525,811)
                                                               ------------------    -------------
                                                                        3,329,185       (3,325,041)
                                                               ------------------    -------------

Class F
  Proceeds from shares sold                                                10,010            5,051
  Reinvestment of distributions                                                71               33
  Payments for shares redeemed                                                 (5)          (5,133)
                                                               ------------------    -------------
                                                                           10,076              (49)
                                                               ------------------    -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                10,032,640        6,627,711
NET ASSETS
  Beginning of period                                                  48,826,197       42,198,486
                                                               ------------------    -------------
  End of period                                                $       58,858,837    $  48,826,197
                                                               ==================    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                $          133,732    $     500,795
                                                               ==================    =============

FUND SHARE TRANSACTIONS
Class I
  Sold                                                                     91,649          138,696
  Reinvestment of distributions                                            14,591           19,739
  Redeemed                                                                (46,301)        (238,452)
                                                               ------------------    -------------
   Net increase / (decrease) from fund share transactions                  59,939          (80,017)
                                                               ==================    =============

Class F
  Sold                                                                        174               99
  Reinvestment of distributions                                                 1               --
  Redeemed                                                                     --             (100)
                                                               ------------------    -------------
    Net increase / (decrease) from fund share transactions                    175               (1)
                                                               ==================    =============
TOTAL COST OF PURCHASES OF:
  Common Stocks                                                $       25,296,121    $  25,032,907
                                                               ------------------    -------------
                                                               $       25,296,121    $  25,032,907
                                                               ==================    =============

TOTAL PROCEEDS FROM SALES OF:
  Common Stocks                                                $       21,836,817    $  27,666,190
                                                               ------------------    -------------
                                                               $       21,836,817    $  27,666,190
                                                               ==================    =============

*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                                              $          797,884    $     805,681
  Long-term capital gains                                                      --           44,018
                                                               ------------------    -------------
                                                               $          797,884    $     849,699
                                                               ==================    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Bond Fund (the "Fund") intends to invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities. Up to 20% of the portfolio may be invested in convertible preferred and preferred stock or other securities.

MANAGER'S COMMENTS:

The Fund had a total return of 4.59% (before contract fees and expenses) for the six month period ended March 31, 2004 compared to a total return of 2.98% for the Lehman Brothers Aggregate Index (the "Index"). The past six months were marked by continued volatility in the fixed income market. While interest rates ended relatively unchanged from six months earlier, both short and long-term interest rates moved over a range of 65 to 80 basis points during the period. Robust GDP growth was offset by slow job growth and continued low inflation, allowing the Federal Reserve to maintain an accommodative monetary policy.

The Fund's out performance to the Index was primarily the result of the continued overweight in the corporate bond sector. Corporate bonds, both investment grade and high yield, were the best performing sector of the fixed income market during the period. In general, lower rated credits, lead by high yield bonds, provided the largest contribution to the incremental return. Mortgage-backed securities outperformed similar duration U.S. Treasury Securities but generally lagged corporate bonds. Individual sectors that provided the largest positive performance during the period were commercial mortgage-backed securities, financial institutions, manufactured housing, telecom and utilities. Over the last six months, the U.S. Treasury sector, while providing positive returns, underperformed all other sectors of the fixed income market.

                            FUND DATA

     Managers:                           Gary R. Rodmaker
                                         Michael J. Schultz
                                         Dave Weisenburger
     Inception Date:                     April 3, 2000
     Total Net Assets:                   $94.0 Million
     Number of Holdings:                 131
     Average Duration:                   4.91 years
     Average Maturity:                   10.90 years
     Weighted Average Maturity:          6.66 years
     Average Credit Quality:             A-/A3
     Current Yield:                      5.11%

[CHART]

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

                 Summit Bond Fund - Average Annual Total Return

          1-YEAR          3-YEAR          SINCE INCEPTION
          10.54%           7.14%               7.75%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                         SUMMIT BOND          LEHMAN BROTHERS AGGREGATE
                         FUND                 BOND INDEX
      3/31/2000            $  10,000                          $  10,000
      4/30/2000            $   9,920                          $   9,971
      5/31/2000            $   9,810                          $   9,967
      6/30/2000            $  10,052                          $  10,174
      7/31/2000            $  10,152                          $  10,266
      8/31/2000            $  10,335                          $  10,415
      9/30/2000            $  10,304                          $  10,481
     10/31/2000            $  10,284                          $  10,550
     11/30/2000            $  10,409                          $  10,723
     12/31/2000            $  10,555                          $  10,922
      1/31/2001            $  10,755                          $  11,101
      2/28/2001            $  10,893                          $  11,197
      3/31/2001            $  10,957                          $  11,253
      4/30/2001            $  10,914                          $  11,206
      5/31/2001            $  10,975                          $  11,273
      6/30/2001            $  10,953                          $  11,316
      7/31/2001            $  11,191                          $  11,570
      8/31/2001            $  11,323                          $  11,703
      9/30/2001            $  11,312                          $  11,840
     10/31/2001            $  11,543                          $  12,087
     11/30/2001            $  11,431                          $  11,920
     12/31/2001            $  11,317                          $  11,844
      1/31/2002            $  11,385                          $  11,940
      2/28/2002            $  11,428                          $  12,056
      3/31/2002            $  11,360                          $  11,856
      4/30/2002            $  11,554                          $  12,086
      5/31/2002            $  11,621                          $  12,188
      6/30/2002            $  11,580                          $  12,294
      7/31/2002            $  11,610                          $  12,442
      8/31/2002            $  11,752                          $  12,652
      9/30/2002            $  11,797                          $  12,857
     10/31/2002            $  11,647                          $  12,798
     11/30/2002            $  11,771                          $  12,795
     12/31/2002            $  11,933                          $  13,059
      1/31/2003            $  11,929                          $  13,070
      2/28/2003            $  12,137                          $  13,251
      3/31/2003            $  12,190                          $  13,241
      4/30/2003            $  12,396                          $  13,350
      5/31/2003            $  12,635                          $  13,599
      6/30/2003            $  12,718                          $  13,572
      7/31/2003            $  12,409                          $  13,116
      8/31/2003            $  12,501                          $  13,203
      9/30/2003            $  12,884                          $  13,552
     10/31/2003            $  12,839                          $  13,426
     11/30/2003            $  12,919                          $  13,458
     12/31/2003            $  13,059                          $  13,595
      1/31/2004            $  13,209                          $  13,704
      2/29/2004            $  13,351                          $  13,853
      3/31/2004            $  13,475                          $  13,957

                     QUALITY BREAKDOWN

                                         (% OF PORTFOLIO)
                                         ----------------
     AAA                                        37%
     AA                                          1%
     A                                           6%
     BBB                                        44%
     BB                                          5%
     B                                           3%
     CCC                                         3%
     D                                           1%

[CHART]

                         SECTOR ALLOCATIONS

U.S. Treasury Obligations and Agencies                14.70%
Mortgage & Asset Backed Securities                    28.10%
Corporate Bonds & Notes                               54.70%
Short-Term & Other                                     2.50%

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND                                                   FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                      SIX MONTHS                                          PERIOD FROM
                                    ENDED MARCH 31,                                     APRIL 3, 2000(1)
                                     (UNAUDITED)         YEAR ENDED SEPTEMBER 30,       TO SEPTEMBER 30,
                                    --------------------------------------------------------------------
                                         2004          2003        2002        2001           2000
                                    --------------------------------------------------------------------
Net asset value,
 beginning of period                $    51.73      $   50.35   $   51.45   $   50.20   $          50.00
                                    ----------      ---------   ---------   ---------   ----------------
Investment Activities:
   Net investment income/(loss)           1.88           3.34        3.10        3.35               1.80
   Net realized and unrealized
   gains/(losses)                         0.41           1.12       (0.98)       1.40              (0.30)
                                    ----------      ---------   ---------   ---------   ----------------
Total from Investment Activities          2.29           4.46        2.12        4.75               1.50
                                    ----------      ---------   ---------   ---------   ----------------
Distributions:
Net investment income                    (2.39)         (3.08)      (3.13)      (3.40)             (1.30)
Net realized gains                          --             --       (0.09)      (0.10)                --
                                    ----------      ---------   ---------   ---------   ----------------
Total Distributions                      (2.39)         (3.08)      (3.22)      (3.50)             (1.30)
                                    ----------      ---------   ---------   ---------   ----------------
Net asset value, end of period      $    51.63      $   51.73   $   50.35   $   51.45   $          50.20
                                    ==========      =========   =========   =========   ================
Total return                              4.59%          9.22%       4.29%       9.78%              3.04%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
 average net assets - net (2)             0.71%(3)       0.69%       0.71%       0.61%              0.64%(3)
Ratio of expenses to
 average net assets - gross               0.71%(3)       0.69%       0.71%       0.62%              0.66%(3)
Ratio of net investment
  income / (loss)
  to average net assets                   7.30%(3)       6.53%       6.17%       6.72%              7.19%(3)
Portfolio turnover rate                  90.19%(3)     125.15%      51.52%      76.96%             80.03%(3)
Net assets, end of period (000's)   $   94,018      $  91,745   $ 103,505   $ 102,056   $         69,875

(1) COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3) ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                                BOND FUND

MARCH 31, 2004 (UNAUDITED)

                                                              SHARES             VALUE
                                                     ---------------------------------
PREFERRED STOCKS - .77%
INSURANCE - .42%
  Conseco Inc. 10.5% PIK Dividend                             15,748   $       399,369
                                                                       ---------------
REAL ESTATE - .35%
  Logian Inc. 12.25% PIK Dividend                             12,398           325,448
                                                                       ---------------
    Total Preferred Stocks
       (cost $654,945)                                                         724,817
                                                                       ---------------

COMMON STOCKS - .17%
COMMUNICATIONS & MEDIA - .17%
  Evercom Inc.(2)(4)+*                                        19,089           162,256
                                                                       ---------------
    Total Common Stocks
       (cost $349,228)                                                         162,256
                                                                       ---------------

                                                           PRINCIPAL             VALUE
                                                     ---------------------------------
U.S. TREASURY OBLIGATIONS - 8.41%
U.S. TREASURY NOTES & BONDS - 8.41%
  5.875% due 11/15/05                                $       300,000   $       321,481
  2.000% due 05/15/06                                      2,000,000         2,016,016
  7.000% due 07/15/06                                      2,000,000         2,237,188
  2.625% due 11/15/06                                      1,000,000         1,019,688
  6.250% due 02/15/07                                        100,000           111,984
  3.875% due 02/15/13                                      1,125,000         1,140,293
  5.250% due 11/15/28                                      1,000,000         1,055,781
                                                                       ---------------
    Total U.S. Treasury Obligations
       (cost $7,589,271)                                                     7,902,431
                                                                       ---------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.21%
  FNMA 1.875% due 12/15/04                                 3,000,000         3,015,216
                                                                       ---------------
    Total U.S. Government Agency Obligations
       (cost $3,008,343)                                                     3,015,216
                                                                       ---------------

MORTGAGE-BACKED SECURITIES - 15.08%
  FHLMC 5.000% due 05/01/18                                  640,802           659,542
  FNMA 5.500% due 05/01/12                                   834,875           876,207
  FNMA 6.000% due 06/01/16                                 1,138,296         1,199,625
  FNMA 4.500% due 03/01/17                                 2,265,008         2,295,547
  FNMA 5.500% due 08/01/18                                 3,753,126         3,913,104
  FNMA 4.500% due 09/01/18                                 3,818,555         3,872,854
  FNMA 6.500% due 02/01/29                                   412,974           434,542
  FNMA 5.000% due 02/01/33                                   370,717           372,844
  GNMA 6.500% due 10/15/28                                   521,871           551,696
                                                                       ---------------
    Total Mortgage-Backed Securities
       (cost $13,740,415)                                                   14,175,961
                                                                       ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.57%
AGENCY SECTOR - 3.13%
  FHR 2439 SC
     (16.824% due 07/15/28)                                  119,149           122,102
  FNR 2002-48 GF
     (6.500% due 10/25/31)                                 2,700,000         2,823,703
                                                                       ---------------
                                                                             2,945,805
                                                                       ---------------

PRIVATE SECTOR - 9.44%
  ABN Amro Mortgage Corp.
     (6.600% due 09/25/16)                           $       190,649   $       190,448
  AMAC 2002-2 B2
     (6.000% due 03/25/17)                                   290,193           304,257
  AMSI 2003-6 AF4
     (4.329% due 08/25/33)                                   300,000           301,706
  BOAA 2003-5 2B3
     (5.000% due 07/25/18)                                   628,850           606,074
  BOAMS 2002-6 2B1
     (6.000% due 07/25/32)                                   369,508           374,169
  BOAMS 2002-7 2B1
     (6.000% due 08/25/32)                                   586,509           604,944
  BOAMS 2002-8 2B1
     (5.750% due 09/25/17)                                   651,562           664,306
  CMSI 2001-14 B2
     (6.613% due 09/25/31)                                   617,429           616,664
  Chase 1999-S3 B3(2)
     (6.250% due 03/25/14)                                   254,716           258,674
  CS First Boston
     (6.250% due 09/25/32)                                   589,584           607,251
  CXHE 2001-B M2
     (7.360% due 07/25/32)                                   450,000           474,024
  HS 1994-2 M2
     (6.500% due 07/25/09)                                    75,542            76,003
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                                   893,155           898,715
  MASTR 2003-9 2a12
     (5.500% due 10/25/33)                                   353,072           371,669
  RALI 2001-QS15 M3
     (6.750% due 09/25/31)                                   525,889           537,859
  RALI 2002-QS16 M2
     (5.750% due 10/25/17)                                   302,309           319,262
  RALI 2002-QS16 M3
     (5.750% due 10/25/17)                                   302,309           315,585
  RFMSI 1993-S45 M2
     (6.500% due 12/25/23)                                   232,753           239,107
  SUMT 2003-1(2)
     (4.875% due 01/25/33)                                 5,698,842            10,685
  WAMMS 2001-MS14 5A9
     (6.500% due 12/25/31)                                   266,732           268,925
  WAMU 2001-S8 1B3
     (6.500% due 08/25/16)                                   346,125           345,415
  WF MBS 2002-8 2B3
     (6.000% due 05/25/17)                                   484,414           487,443
                                                                       ---------------
                                                                             8,873,185
                                                                       ---------------
    Total Collateralized Mortgage Obligations
       (cost $12,744,099)                                                   11,818,990
                                                                       ---------------

ASSET-BACKED SECURITIES - 3.57%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.34%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                                 1,982,000         2,199,262
                                                                       ---------------
MANUFACTURED HOUSING - 1.23%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                                 1,500,000           480,000
  Vanderbilt Acquisition Loan Trust
     (5.700% due 09/07/23)                                   650,000           680,903
                                                                       ---------------
                                                                             1,160,903
                                                                       ---------------
    Total Asset-Backed Securities
       (cost $4,015,554)                                                     3,360,165
                                                                       ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           PRINCIPAL             VALUE
                                                     ---------------------------------
CORPORATE BONDS AND NOTES - 54.68%
AIR TRANSPORTATION - 3.40%
  American Airlines
     (9.710% due 01/02/07)
  America West Airlines, AMBAC Insured
     (7.100% due 04/02/21)                           $       675,727   $       744,797
  Continental Airlines
     (7.820% due 10/15/13)                                   478,008           412,244
  Continental Airlines Inc.
     (7.875% due 07/02/18)                                   750,000           746,955
  Delta Airlines
     (7.299% due 09/18/06)                                   150,000           125,333
  Jet Equipment(2)(5)*
     (7.630% due 08/15/12)                                   805,625           652,339
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                                  554,215           510,571
                                                                       ---------------
                                                                             3,192,239
                                                                       ---------------

BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.54%
  Banco Mercantile Norte
     (5.875% due 02/17/14)                                   750,000           766,875
  Bank of Hawaii
     (6.875% due 03/01/09)                                   750,000           861,577
  Captial One Bank
     (5.750% due 09/15/10)                                   700,000           757,707
                                                                       ---------------
                                                                             2,386,159
                                                                       ---------------

CONSUMER CYCLICAL - 10.96%
  American Axle & Mfg Inc.
     (5.250% due 02/11/14)                                 1,050,000         1,073,430
  Cytec Industries Inc.
     (4.600% due 07/01/13)                                 1,050,000         1,046,804
  DaimlerChrysler AG
     (7.300% due 01/15/12)                                   750,000           864,772
  Ford Motor Company
     (7.450% due 07/16/31)                                   750,000           749,005
  General Motors
     (8.250% due 07/15/23)                                   700,000           781,344
  GMAC
     (5.850% due 01/14/09)                                   750,000           796,229
  Hertz Corp.
     (7.625% due 06/01/12)                                   750,000           825,581
  ICI Wilmington
     (5.625% due 12/01/13)                                   750,000           783,157
  Lear Corp
     (8.110% due 05/15/09)                                 1,050,000         1,241,625
  MDC Holdings Inc.
     (5.500% due 05/15/13)                                   350,000           359,567
  Park-Ohio Industries
     (9.250% due 12/01/07)                                   188,000           188,000
  Service Corp. International
     (7.700% due 04/15/09)                                   375,000           402,188
  Tech Olympic USA Inc.
     (9.000% due 07/01/10)                                   375,000           407,813
  UPM-Kymmene Corp.(2)
     (5.625% due 12/01/14)                                   750,000           789,001
                                                                       ---------------
                                                                            10,308,516
                                                                       ---------------

CONSUMER NON-DURABLE - 8.66%
  Allied Waste North America(2)
     (5.750% due 02/15/11)                                   375,000           362,813
  American Restaurant Group Inc.
     (11.500% due 11/01/06)                                  500,000           275,000
  Amerigas Partner
     (8.875% due 05/20/11)                           $       187,000   $       207,103
  Aztar Corp.
     (9.000% due 08/15/11)                                   375,000           421,405
  Bunge Ltd Finance Corp.
     (7.800% due 10/15/12)                                   700,000           842,178
  Dial Corp.
     (7.000% due 08/15/06)                                   750,000           829,304
  Dimon Inc.
     (9.625% due 10/15/11)                                   375,000           405,000
  Dole Food Inc.
     (8.875% due 03/15/11)                                   187,000           203,830
  Fresh Food, Inc.
     (10.750% due 06/01/06)                                  562,000           514,230
  GTECH Holdings Corp.
     (4.750% due 10/15/10)                                 1,000,000         1,042,353
  Hexcel Corp.
     (9.750% due 01/15/09)                                   375,000           390,000
  Hexcel Corp.
     (9.875% due 10/01/08)                                    37,000            41,163
  Miller Brewing Co.(2)
     (5.500% due 08/15/13)                                   700,000           744,155
  Resolution Performance(2)
     (8.000% due 12/15/09)                                   187,000           190,740
  RH Donnelley Finance Corp.
     (8.875% due 12/15/10)                                   187,000           210,375
  RH Donnelley Finance Corp.
     (10.875% due 12/15/12)                                  187,000           222,998
  Sealed Air Corp.(2)
     (5.625% due 07/15/13)                                   700,000           733,690
  Station Casinos(2)
     (6.000% due 04/01/12)                                   188,000           194,580
  Syratech Corp
     (11.000% due 04/15/07)                                  375,000           315,000
                                                                       ---------------
                                                                             8,145,917
                                                                       ---------------

ELECTRIC - 3.52%
  AES Corporation
     (9.375% due 09/15/10)                                   375,000           408,750
  Centerpoint Energy Resources
     (7.875% due 04/01/13)                                   700,000           810,253
  Dominion Resources Inc.
     (6.250% due 06/30/12)                                 1,139,000         1,259,220
  First Energy Corp.
     (6.450% due 11/15/11)                                   760,000           832,071
                                                                       ---------------
                                                                             3,310,294
                                                                       ---------------

ENERGY - 7.13%
  Canadian Oil Sands
     (5.800% due 08/15/13)                                   700,000           736,648
  Colorado Gas
     (10.000% due 06/15/05)                                  375,000           397,500
  Constellation Energy Group
     (7.000% due 04/01/12)                                   750,000           864,380
  Kaneb Pipeline
     (5.875% due 06/01/13)                                   700,000           740,865
  Kern River Funding Corp.(2)
     (6.676% due 07/31/16)                                   135,245           155,640
  Northwest Pipeline Corp.
     (8.125% due 03/01/10)                                   187,000           206,635
  Pacific Gas & Electric
     (6.050% due 03/01/34)                                   700,000           708,011

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           PRINCIPAL             VALUE
                                                     ---------------------------------
ENERGY - 7.13% (CONTINUED)
  Pemex Master Trust
     (8.000% due 11/15/11)                           $       750,000   $       872,625
  Plains All American Pipline(2)
     (5.625% due 12/15/13)                                   700,000           728,875
  Western Oil Sands Inc.
     (8.375% due 05/01/12)                                   750,000           894,375
  Williams Co.
     (7.125% due 09/01/11)                                   375,000           393,750
                                                                       ---------------
                                                                             6,699,304
                                                                       ---------------

FINANCE - .14%
  DVI Inc.(5)*
     (9.875% due 02/01/34)                                   562,000           134,880
                                                                       ---------------

HEALTH CARE - 1.29%
  Beckman Coulter Inc.
     (6.875% due 11/15/11)                                   700,000           814,059
  Medco Health Solutions
     (7.250% due 08/15/13)                                   350,000           394,589
                                                                       ---------------
                                                                             1,208,648
                                                                       ---------------

INSURANCE - 3.02%
  Farmers Insurance Exchange(2)
     (8.500% due 08/01/04)                                   760,000           771,321
  Nationwide Financial Services
     (5.625% due 02/13/15)                                 1,125,000         1,212,390
  USF&G Capital
     (8.470% due 01/10/27)                                   760,000           859,970
                                                                       ---------------
                                                                             2,843,681
                                                                       ---------------

MEDIA & CABLE - 4.19%
  Comcast Corp.
     (5.850% due 01/15/10)                                   250,000           272,327
  Comcast Corp.
     (5.300% due 01/15/14)                                   760,000           778,053
  Corning Inc.
     (5.900% due 03/15/14)                                    94,000            93,060
  Gray Television Inc.
     (9.250% due 12/15/11)                                   375,000           419,063
  Liberty Media Corp.
     (5.700% due 05/15/13)                                   750,000           783,034
  Rogers Cable Inc.
     (5.500% due 03/15/14)                                   700,000           679,875
  Univision Comm Inc.
     (7.850% due 07/15/11)                                   755,000           915,344
                                                                       ---------------
                                                                             3,940,756
                                                                       ---------------

MEDIA CONGLOMERATE - 2.29%
  AOL Time Warner Inc.
     (6.875% due 05/01/12)                                   760,000           869,451
  News American Holdings Nts.
     (6.625% due 01/09/08)                                 1,139,000         1,280,477
                                                                       ---------------
                                                                             2,149,928
                                                                       ---------------

METALS & MINING - .47%
  Falconbridge LTD
     (7.350% due 06/05/12)                           $       375,000   $       438,696
                                                                       ---------------

REAL ESTATE - .94%
  Health Care REIT
     (8.000% due 09/12/12)                                   750,000           888,632
                                                                       ---------------

TECHNOLOGY - 1.20%
  Jabil Circuit Inc.
     (5.875% due 07/15/10)                                 1,050,000         1,126,455
                                                                       ---------------

TELECOMMUNICATIONS - 4.93%
  AT&T Corp.
     (8.750% due 11/15/31)                                   700,000           825,696
  AT&T Wireless Services
     (7.875% due 03/01/11)                                   375,000           447,201
  Nextel Communications
     (7.375% due 08/01/15)                                   375,000           405,938
  Qwest Capital Funding
     (7.900% due 08/15/10)                                   375,000           337,500
  Qwest Communications International
     (7.250% due 02/15/11)                                   375,000           357,189
  Sprint Capital Corp.
     (7.625% due 01/30/11)                                   750,000           875,756
  Standard Commercial(2)
     (8.000% due 04/15/12)                                   188,000           195,050
  Telus Corp.
     (8.000% due 06/01/11)                                   750,000           903,459
  WorldCom Inc.(5)*
     (7.500% due 05/15/11)                                   900,000           288,000
                                                                       ---------------
                                                                             4,635,789
                                                                       ---------------
    Total Corporate Bonds & Notes
       (cost $48,821,111)                                                   51,409,894
                                                                       ---------------

                                                              SHARES             VALUE
                                                     ---------------------------------
SHORT-TERM INVESTMENTS - .64%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - .64%                                                  598,627   $       598,627
                                                                       ---------------
    Total Short-Term Investments
       (cost $598,627)                                                         598,627
                                                                       ---------------
TOTAL INVESTMENTS - 99.10%
   (cost $91,521,593)(1)                                                    93,168,357
                                                                       ---------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 12.41%                                                       11,672,279
                                                                       ---------------
OTHER ASSETS AND LIABILITIES - (11.51%)                                    (10,822,744)
                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                             $    94,017,892
                                                                       ===============

*   Non-income producing

+   Illiquid

(1) For federal income tax purposes, cost is $92,166,722 and gross unrealized appreciation and depreciation of securities as of March 31, 2004 was $3,873,030 and ($2,871,395), respectively, with a net appreciation / depreciation of $1,001,635.

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $14,019,081, $11,672,279, and $2,567,329, respectively.

(4) These are restricted private placement shares.

(5) Security in default.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND                                                   FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at value                            $    93,168,357
  Collateral for securities loaned, at fair value                     11,672,279
  Receivables:
    Shares sold                                                          114,474
    Securities sold                                                      877,415
    Interest and dividends                                             1,192,336
  Prepaid expenses and other                                               4,769
                                                                 ---------------
                                                                     107,029,630
                                                                 ---------------

LIABILITIES
  Payables:
    Investment securities purchased                                    1,048,745
    Payable upon return of securities loaned                          11,672,279
    Bank overdraft                                                       215,634
    Advisory fees                                                         37,124
    Administration expenses                                                7,899
    Directors' fees                                                        5,709
    Custodian fees                                                         2,440
    Fund accounting fees                                                   7,918
    Professional fees                                                      8,810
    Other accrued expenses                                                 5,180
                                                                 ---------------
                                                                      13,011,738
                                                                 ---------------

NET ASSETS*
  Paid-in capital                                                     91,638,921
  Accumulated undistributed
    net investment income                                                309,329
  Accumulated net realized gain / (loss)
    on investments and futures contracts                                 422,878
  Net unrealized appreciation / (depreciation)
    on investments and futures contracts                               1,646,764
                                                                 ---------------
                                                                 $    94,017,892
                                                                 ===============
Investments at cost                                              $    91,521,593

Shares authorized per class ($.10 par value)                          20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                 SHARES
SHARE CLASS     NET ASSETS    OUTSTANDING
Class I       $  94,017,892     1,821,065   $  51.63

* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2003

     Undistributed ordinary income                                 $   1,206,829
     Unrealized appreciation                                       $   1,732,176

     CAPITAL LOSS CARRYFORWARD
       EXPIRING SEPTEMBER 30:           POST-OCTOBER LOSSES DEFERRED:
--------------------------------------------------------------------------
                2011                    SEPTEMBER 30, 2003
                ----                    ------------------
            $  (443,746)                       $  --

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                      $     3,623,677
  Other income                                                           26,929
                                                                ---------------
                                                                      3,650,606
                                                                ---------------
EXPENSES
  Advisory fees                                                         214,740
  Administration expenses                                                45,689
  Custodian fees and expenses                                             5,941
  Fund accounting fees                                                   23,323
  Professional fees                                                       9,483
  Directors' fees                                                         7,977
  Transfer agent fees                                                     7,949
  Other expenses                                                         10,428
                                                                ---------------
                                                                        325,530
                                                                ---------------
NET INVESTMENT INCOME / (LOSS)                                        3,325,076
                                                                ---------------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments
     and options                                                      1,500,879
  Net change in unrealized appreciation /
     (depreciation) on investments                                     (730,542)
                                                                ---------------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                                                         770,337
                                                                ---------------

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS                                      $     4,095,413
                                                                ===============

TRANSACTIONS WITH AFFILIATES:

           PERCENT OF CURRENT
            NET ASSET VALUE
--------------------------------------
  ADVISORY   ADMINISTRATION   EXPENSE
     FEE           FEE        LIMIT(1)   WAIVER   REIMBURSEMENT
---------------------------------------------------------------
    0.47%         0.10%         1.00%     $  --       $  --

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the indicated limit, the Adviser will reimburse the fund for such excess, up to the amount of the advisory fee for that year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE SIX MONTHS
                                                              ENDED MARCH 31,       YEAR ENDED
                                                                (UNAUDITED)       SEPTEMBER 30,
                                                            -----------------------------------
                                                                   2004                2003
                                                            -----------------------------------
OPERATIONS
  Net investment income / (loss)                            $        3,325,076    $   6,437,298
  Net realized gain / (loss) on investments and futures               1,500,879          823,876
  Net change in unrealized appreciation/(depreciation)
    on investments                                                     (730,542)       1,167,675
                                                             ------------------    -------------
                                                                      4,095,413        8,428,849
                                                             ------------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                                             (4,211,702)      (5,955,186)
                                                            ------------------    -------------
                                                                    (4,211,702)      (5,955,186)
                                                            ------------------    -------------

FUND SHARE TRANSACTIONS
  Proceeds from shares sold                                          6,530,059       21,552,012
  Reinvestment of distributions                                      4,211,067        5,953,096
  Payments for shares redeemed                                      (8,351,501)     (41,739,209)
                                                            ------------------    -------------
                                                                     2,389,625      (14,234,101)
                                                            ------------------    -------------
NET INCREASE / (DECREASE) IN NET ASSETS                              2,273,336      (11,760,438)
NET ASSETS
  Beginning of period                                               91,744,556      103,504,994
                                                            ------------------    -------------
  End of period                                             $       94,017,892    $  91,744,556
                                                            ==================    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME             $          309,329    $   1,206,829
                                                            ==================    =============

FUND SHARE TRANSACTIONS
  Sold                                                                 127,215          427,895
  Reinvestment of distributions                                         83,108          119,035
  Redeemed                                                            (162,954)        (828,960)
                                                            ------------------    -------------
   Net increase/(decrease) from fund share transactions                 47,369         (282,030)
                                                            ==================    =============
TOTAL COST OF PURCHASES OF:
  Preferred and Common Stocks                               $          472,144    $     532,040
  U.S. Government Securities                                         9,260,174       41,520,732
  Corporate Bonds                                                   33,883,848       76,643,617
                                                            ------------------    -------------
                                                            $       43,616,166    $ 118,696,389
                                                            ==================    =============

TOTAL PROCEEDS FROM SALES OF:
  Preferred and Common Stocks                               $                3   $           --
  U.S. Government Securities                                         7,080,861       55,345,928
  Corporate Bonds                                                   31,651,751       74,180,471
                                                            ------------------    -------------
                                                            $       38,732,615    $ 129,526,399
                                                            ==================    =============

*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                                           $        4,211,702    $   5,955,186
                                                            ------------------    -------------
                                                            $        4,211,702    $   5,955,186
                                                            ==================    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                      SHORT-TERM GOVERNMENT FUND

OBJECTIVE - Seeks to provide a high level of current income and preservation of capital by investing 100% of total net assets in bonds issued by the U.S. government or its agencies or instrumentalities.

STRATEGY - The Short-term Government Fund (the "Fund") intends to invest 100% of the value of its assets in bonds issued by the U.S. government and its agencies.

MANAGER'S COMMENTS:

The Fund had a total return of 1.00% (before contract fees and expenses) for the six month period ended March 31, 2004 compared to a total return of 1.53% for the Salomon 1-5 Year Treasury Index (the "Index"). Over the last six months, the fixed income sector was marked by continued volatility. The range for the 2-year Treasury was 65 basis points while the range for longer maturities was approximately 80 basis points. The Treasury yield curve flattened with the 2-year Treasury rising 11 basis points and the 10-year Treasury declining 10 basis points during the period. Inflation remained low which along with slow job growth allowed the Federal Reserve to maintain its target interest rate of 1% in the face of robust GDP growth.

The Fund's underperformance to the Index was primarily a result of a shorter duration and asset allocation. During the period, interest rates rose on the short end of the curve while decreasing on the longer end resulting in longer maturities outperforming. The Fund was over-weighted in the shorter maturity sector versus the longer sector resulting in underperformance during the period. The U.S. Treasury notes with a maturity longer than 3 years and the mortgage pass-through securities provided the largest incremental returns. The U.S. Agency sector generally outperformed similar maturity U.S. Treasury Securities. The sectors that provided the largest negative contribution to the Fund included very short maturity agency and U.S. Treasury Notes along with the short maturity collateralized mortgage obligations (CMOs).

                        FUND DATA

     Manager                           Michael J. Schultz
     Inception Date:                   April 3, 2000
     Total Net Assets:                 $27.8 Million
     Number of Holdings:               20
     Average Duration:                 1.75 years
     Average Maturity:                 2.28 years
     Average Credit Quality:           GOV/AGN
     Current Yield:                    2.04%

[CHART]

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

Summit Short-term Government Fund - Average Annual Total Return

1-YEAR        3-YEAR        SINCE INCEPTION
 1.68%         4.24%            5.67%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

              SUMMIT SHORT-TERM       SALOMON 1-5 YEAR
               GOVERNMENT FUND            TREASURY
 3/31/2000    $          10,000       $         10,000
 4/30/2000    $          10,020       $         10,013
 5/31/2000    $          10,040       $         10,054
 6/30/2000    $          10,161       $         10,179
 7/31/2000    $          10,261       $         10,244
 8/31/2000    $          10,352       $         10,332
 9/30/2000    $          10,414       $         10,415
10/31/2000    $          10,465       $         10,475
11/30/2000    $          10,578       $         10,593
12/31/2000    $          10,732       $         10,812
 1/31/2001    $          10,857       $         10,947
 2/28/2001    $          10,931       $         11,032
 3/31/2001    $          11,005       $         11,107
 4/30/2001    $          11,005       $         11,106
 5/31/2001    $          11,047       $         11,161
 6/30/2001    $          11,069       $         11,198
 7/31/2001    $          11,207       $         11,360
 8/31/2001    $          11,283       $         11,444
 9/30/2001    $          11,466       $         11,660
10/31/2001    $          11,596       $         11,795
11/30/2001    $          11,498       $         11,722
12/31/2001    $          11,465       $         11,700
 1/31/2002    $          11,498       $         11,730
 2/28/2002    $          11,587       $         11,806
 3/31/2002    $          11,476       $         11,674
 4/30/2002    $          11,614       $         11,841
 5/31/2002    $          11,679       $         11,911
 6/30/2002    $          11,761       $         12,032
 7/31/2002    $          11,900       $         12,231
 8/31/2002    $          12,013       $         12,308
 9/30/2002    $          12,122       $         12,475
10/31/2002    $          12,124       $         12,486
11/30/2002    $          12,076       $         12,406
12/31/2002    $          12,201       $         12,578
 1/31/2003    $          12,187       $         12,557
 2/28/2003    $          12,263       $         12,649
 3/31/2003    $          12,259       $         12,664
 4/30/2003    $          12,279       $         12,691
 5/31/2003    $          12,335       $         12,806
 6/30/2003    $          12,333       $         12,807
 7/31/2003    $          12,214       $         12,650
 8/31/2003    $          12,221       $         12,654
 9/30/2003    $          12,341       $         12,840
10/31/2003    $          12,284       $         12,755
11/30/2003    $          12,287       $         12,747
12/31/2003    $          12,339       $         12,837
 1/31/2004    $          12,367       $         12,877
 2/29/2004    $          12,424       $         12,968
 3/31/2004    $          12,464       $         13,036

[CHART]

                           SECTOR ALLOCATIONS

Treasuries & Agencies Notes        68.5%
Mortgage-Backed Securities         28.1%
Short-Term & Other                  3.4%

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL HIGHLIGHTS                                  SHORT-TERM GOVERNMENT FUND

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                      SIX MONTHS                                            PERIOD FROM
                                    ENDED MARCH 31,                                       APRIL 3, 2000(1)
                                     (UNAUDITED)           YEAR ENDED SEPTEMBER 30,       TO SEPTEMBER 30,
                                      --------------------------------------------------------------------
                                         2004            2003         2002         2001         2000
                                      --------------------------------------------------------------------
Net asset value,
 beginning of period                  $  52.56        $  53.48     $  53.10     $  50.95     $  50.00
                                      --------        --------     --------     --------     --------
Investment Activities:
  Net investment income/(loss)            0.65            1.37         1.74         2.55         1.50
  Net realized and
  unrealized gains/(losses)              (0.13)          (0.42)        1.18         2.45         0.55
                                      --------        --------     --------     --------     --------
Total from Investment Activities          0.52            0.95         2.92         5.00         2.05
                                      --------        --------     --------     --------     --------
DISTRIBUTIONS:
Net investment income                    (0.68)          (1.58)       (1.79)       (2.60)       (1.10)
Net realized gains                          --           (0.29)       (0.75)       (0.25)          --
                                      --------        --------     --------     --------     --------
Total Distributions                      (0.68)          (1.87)       (2.54)       (2.85)       (1.10)
                                      --------        --------     --------     --------     --------
Net asset value, end of period        $  52.40        $  52.56     $  53.48     $  53.10     $  50.95
                                      ========        ========     ========     ========     ========
Total return                              1.00%           1.81%        5.72%       10.11%        4.14%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average
 net assets - net (2)                     0.73%(3)        0.73%        0.73%        0.73%        0.73%(3)
Ratio of expenses to average
 net assets - gross                       0.84%(3)        0.81%        0.97%        0.91%        1.25%(3)
Ratio of net investment
 income/(loss) to average
 net assets                               2.11%(3)        2.00%        3.55%        5.08%        5.89%(3)
Portfolio turnover rate                  33.68%(3)       55.57%       64.75%       48.30%       99.38%(3)
Net assets, end of period (000's)     $ 27,801        $ 31,664     $ 25,646     $ 16,826     $ 10,199

(1) COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3) ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SHORT-TERM GOVERNMENT FUND                               SCHEDULE OF INVESTMENTS

MARCH 31, 2004 (UNAUDITED)

                                                           PRINCIPAL             VALUE
                                                     ---------------------------------
U.S. TREASURY OBLIGATIONS - 33.83%
U.S. TREASURY NOTES & BONDS - 33.83%
  5.750% due 11/15/05                                $     2,000,000   $     2,139,296
  4.625% due 05/15/06                                      2,000,000         2,124,922
  2.375% due 08/15/06                                      1,000,000         1,014,727
  4.375% due 05/15/07                                      1,000,000         1,069,688
  3.250% due 08/15/07                                      1,000,000         1,035,430
  3.000% due 02/15/09                                      2,000,000         2,021,717
                                                                       ---------------
    Total U.S. Treasury Obligations
       (cost $9,158,795)                                                     9,405,780
                                                                       ---------------

U.S. AGENCY OBLIGATIONS - 34.69%
  FHLB 3.625% due 10/15/04                                 1,500,000         1,520,207
  FHLB 3.700% due 12/24/07                                 2,000,000         2,024,440
  FHLMC 2.875% due 10/15/05                                2,500,000         2,551,743
  FNMA 1.875% due 12/15/04                                 1,500,000         1,507,608
  FNMA 2.875% due 09/15/05                                 2,000,000         2,040,394
                                                                       ---------------
    Total U.S. Agency Obligations
       (cost $9,522,620)                                                     9,644,392
                                                                       ---------------

MORTGAGE-BACKED SECURITIES - 16.71%
  FHLMC 5.000% due 05/01/18                                  598,082           615,572
  FNMA 4.500% due 03/01/17                                 1,510,006         1,530,364
  FNMA 5.500% due 05/01/12                                   602,965           632,816
  FNMA 7.000% due 12/01/29                                 1,736,280         1,851,277
  GNMA 9.500% due 09/15/09                                    14,549            16,067
                                                                       ---------------
    Total Mortgage-Backed Securities
       (cost $4,516,970)                                                     4,646,096
                                                                       ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.36%
  FHR 2447 LG 5.500% due 12/15/13                             31,245            31,229
  FHR 2439 SC 16.824% due 07/15/28                           134,042           137,363
  FHR 2534 MF 1.490% due 09/15/30                          1,330,845         1,331,486
  FHR 2550 FI 1.444% due 11/15/32                          1,655,164         1,656,194
                                                                       ---------------
    Total Collateralized Mortgage Obligations
       (cost $3,165,833)                                                     3,156,272
                                                                       ---------------

                                                              SHARES             VALUE
                                                     ---------------------------------
SHORT-TERM INVESTMENTS - 2.88%
VARIABLE RATE DEMAND NOTES - 2.88%
  Northern Institutional Government
     (0.834% due 12/31/31)                                   800,434   $       800,434
                                                                       ---------------
    Total Short-Term Investments
       (cost $800,434)                                                         800,434
                                                                       ---------------
TOTAL INVESTMENTS - 99.47%
   (cost $27,164,652)(1)                                                    27,652,974
                                                                       ---------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 38.59%                                                       10,728,814
                                                                       ---------------
OTHER ASSETS AND LIABILITIES - (38.06%)                                    (10,580,972)
                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                             $    27,800,816
                                                                       ===============


(1) For federal income tax purposes, cost is $27,164,652 and gross unrealized appreciation and depreciation of securities as of March 31, 2004 was $503,967 and ($15,645), respectively, with a net appreciation / depreciation of $488,322.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $13,119,629, $10,728,814, and $2,635,133, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                  SHORT-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at value                        $   27,652,974
  Collateral for securities loaned,
     at fair value                                               10,728,814
  Receivables:
     Interest and dividends                                         223,641
  Prepaid expenses and other                                          1,392
                                                             --------------
                                                                 38,606,821
                                                             --------------
LIABILITIES
  Payables:
     Shares redeemed                                                 48,137
     Payable upon return of securities loaned                    10,728,814
     Advisory fees                                                    5,398
     Administration expenses                                          3,822
     Directors' fees                                                  1,705
     Custodian fees                                                     856
     Fund accounting fees                                             7,148
     Professional fees                                                6,701
     Other accrued expenses                                           3,424
                                                             --------------
                                                                 10,806,005
                                                             --------------
NET ASSETS*
  Paid-in capital                                                27,471,456
  Accumulated undistributed
     net investment income                                           15,090
  Accumulated net realized gain / (loss)
     on investments and futures contracts                          (174,052)
                                                             --------------
  Net unrealized appreciation / (depreciation)
     on investments and futures contracts                           488,322
                                                             --------------
                                                             $   27,800,816
                                                             ==============
Investments at cost                                          $   27,164,652
Shares authorized per class ($.10 par value)                     20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                          SHARES
SHARE CLASS         NET ASSETS/        OUTSTANDING
Class I            $ 27,800,816          530,532             $        52.40

* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2003

  Undistributed ordinary income                              $       33,055
  Unrealized appreciation                                    $      598,030

    CAPITAL LOSS CARRYFORWARD
      EXPIRING SEPTEMBER 30:       POST-OCTOBER LOSSES DEFERRED:
------------------------------------------------------------------
             2011                        SEPTEMBER 30, 2003
             ----                        ------------------
         $  (174,980)                          $  --

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                   $      414,079
  Other income                                                        4,459
                                                             --------------
                                                                    418,538
                                                             --------------
EXPENSES
  Advisory fees                                                      66,489
  Administration expenses                                            14,775
  Custodian fees and expenses                                         1,660
  Fund accounting fees                                               20,882
  Professional fees                                                   7,061
  Directors' fees                                                     2,379
  Transfer agent fees                                                 7,130
  Other expenses                                                      3,163
                                                             --------------
                                                                    123,539
  Reimbursements and waivers                                        (16,029)
                                                             --------------
                                                                    107,510
                                                             --------------
NET INVESTMENT INCOME / (LOSS)                                      311,028
                                                             --------------
REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments
     and options                                                     77,525
  Net change in unrealized appreciation/
     (depreciation) on investments                                 (109,710)
                                                             --------------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                                                    (32,185)
                                                             --------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                $      278,843
                                                             ==============


TRANSACTIONS WITH AFFILIATES:

         PERCENT OF CURRENT
           NET ASSET VALUE
-----------------------------------------------
    ADVISORY     ADMINISTRATION     EXPENSE
      FEE            FEE            LIMIT(1)      WAIVER    REIMBURSEMENT
--------------------------------------------------------------------------------
     0.45%           0.10%           0.28%         $ --       $  16,029

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX MONTHS
                                                                 ENDED MARCH 31,     YEAR ENDED
                                                                    (UNAUDITED)     SEPTEMBER 30,
                                                                ----------------------------------
                                                                       2004              2003
                                                                ----------------------------------
OPERATIONS
   Net investment income / (loss)                               $      311,028    $      632,380
   Net realized gain / (loss) on investments and futures                77,525            35,190
   Net change in unrealized appreciation/(depreciation)
       on investments                                                 (109,710)          (84,407)
                                                                --------------    --------------
                                                                       278,843           583,163
                                                                --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                               (382,702)         (927,882)
   Net realized gain on investments                                          --          (172,800)
                                                                 --------------    --------------
                                                                      (382,702)       (1,100,682)
                                                                --------------    --------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                         2,167,373        14,326,369
   Reinvestment of distributions                                       382,702         1,100,516
   Payments for shares redeemed                                     (6,309,743)       (8,890,674)
                                                                --------------    --------------
                                                                    (3,759,668)        6,536,211
                                                                --------------    --------------
NET INCREASE / (DECREASE) IN NET ASSETS                             (3,863,527)        6,018,692
NET ASSETS
   Beginning of period                                              31,664,343        25,645,651
                                                                --------------    --------------
   End of period                                                $   27,800,816    $   31,664,343
                                                                ==============    ==============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                 $       15,090    $       33,055
                                                                ==============    ==============


FUND SHARE TRANSACTIONS
   Sold                                                                 41,442           270,220
   Reinvestment of distributions                                         7,335            20,873
   Redeemed                                                           (120,660)         (168,240)
                                                                --------------    --------------
    Net increase/(decrease) from fund share transactions               (71,883)          122,853
                                                                ==============    ==============
TOTAL COST OF PURCHASES OF:
   U.S. Government Securities                                   $    3,998,281    $   23,508,758
                                                                --------------    --------------
                                                                $    3,998,281    $   23,508,758
                                                                ==============    ==============
TOTAL PROCEEDS FROM SALES OF:
   U.S. Government Securities                                   $    4,518,284    $   14,468,915
                                                                --------------    --------------
                                                                $    4,518,284    $   14,468,915
                                                                ==============    ==============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                              $      382,702    $      927,882
   Long-term capital gains                                                  --           172,800
                                                                --------------    --------------
                                                                $      382,702    $    1,100,682
                                                                ==============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
HIGH YIELD BOND FUND

OBJECTIVE - Seeks high current income and capital appreciation, secondarily.

STRATEGY - The High Yield Bond Fund (the "Fund") intends to invest primarily in high yield, high risk bonds, with intermediate maturities.

MANAGER'S COMMENTS:

The high yield market continued its impressive performance over the last six months, with interest rates moderately lower, spreads moderately tighter and the economy showing continued signs of improvement. Not surprisingly, these factors have lead to increased cash flows into high yield mutual funds by the investing public. After the tremendous tightening in high yield bond spreads over the last 18 months, we have now reached levels that are closer to the historical averages.

The Fund had a total return of 8.75% for the six months ended March 31, 2004, including the reinvestment of dividends. This compares favorably to a return of 8.25% for the Merrill Lynch High Yield Master II Index (the "Index") during the same period. The Fund's outperformance to the Index was primarily due to its investments in lower quality and distressed investments during the period. Some of the sectors included airlines, power generators and lodging.

Looking forward, on the positive side, corporate profitability appears to be improving, generally. While each sector of the economy, and each individual company, has its own profit dynamics, the overall picture on profitability is improving. Lower interest rates have allowed many companies to refinance debt at substantial savings, which has helped improve credit statistics. In addition, default rates continue to decline from their very high levels of 2001 and 2002. On the negative side, the general level of interest rates may rise in the future, as the economy strengthens, which would provide a head-wind for the high yield bond market. In addition, the large cash flows into high yield mutual funds have slowed significantly during 2004, at least for the time being. These countervailing forces will play themselves out during the balance of the year and determine the ultimate return for the high yield market in 2004.

                                    FUND DATA

     Managers:                         Team Managed
     Inception Date:                   July 9, 2001
     Total Net Assets:                 $18.5 Million
     Number of Holdings:               41
     Average Duration:                 4.17 years
     Average Maturity:                 6.20 years
     Average Credit Quality:           B/B2
     Current Yield:                    9.34%

[CHART]

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

Summit High Yield Bond Fund - Average Annual Total Return

             1-YEAR          SINCE INCEPTION
             21.65%              5.39%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                      SUMMIT HIGH YIELD     MERRILL LYNCH HIGH YIELD
                          BOND FUND             MASTER II INDEX
  7/9/2001                $  10,000                $  10,000
 7/31/2001                $  10,000                $  10,117
 8/31/2001                $  10,033                $  10,197
 9/30/2001                $   9,169                $   9,493
10/31/2001                $   9,551                $   9,796
11/30/2001                $   9,955                $  10,141
12/31/2001                $   9,838                $  10,061
 1/31/2002                $   9,561                $  10,116
 2/28/2002                $   9,302                $   9,983
 3/31/2002                $   9,646                $  10,234
 4/30/2002                $   9,772                $  10,398
 5/31/2002                $   9,812                $  10,318
 6/30/2002                $   9,087                $   9,520
 7/31/2002                $   8,776                $   9,150
 8/31/2002                $   8,939                $   9,378
 9/30/2002                $   8,563                $   9,232
10/31/2002                $   8,370                $   9,155
11/30/2002                $   9,015                $   9,727
12/31/2002                $   9,011                $   9,869
 1/31/2003                $   9,136                $  10,165
 2/28/2003                $   9,257                $  10,302
 3/31/2003                $   9,487                $  10,574
 4/30/2003                $   9,958                $  11,188
 5/31/2003                $   9,989                $  11,316
 6/30/2003                $  10,297                $  11,633
 7/31/2003                $  10,137                $  11,476
 8/31/2003                $  10,282                $  11,622
 9/30/2003                $  10,612                $  11,938
10/31/2003                $  10,879                $  12,185
11/30/2003                $  10,899                $  12,354
12/31/2003                $  11,107                $  12,647
 1/31/2004                $  11,288                $  12,851
 2/29/2004                $  11,341                $  12,837
 3/31/2004                $  11,541                $  12,922

                                QUALITY BREAKDOWN

                                         (% OF PORTFOLIO)
                                         ---------------
     BBB                                         2%
     BB                                         44%
     B                                          29%
     CCC                                        18%
     D                                           7%

[CHART]

                               SECTOR ALLOCATIONS

Common Stock                        6.3%
Preferred Stock                     5.2%
Corporate Bonds & Notes            87.0%
Short-Term & Other                  1.5%

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
HIGH YIELD BOND FUND                                        FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                            SIX MONTHS                                  PERIOD FROM
                                          ENDED MARCH 31,                              JULY 9, 2001(1)
                                            (UNAUDITED)    YEAR ENDED SEPTEMBER 30,    TO SEPTEMBER 30,
                                          -------------------------------------------------------------
                                             2004            2003           2002              2001
                                          -------------------------------------------------------------
Net asset value, beginning of period      $   26.67       $   23.48    $     27.60      $     30.30
                                          ---------       ---------    -----------      -----------
Investment Activities:
  Net investment income / (loss)               1.09            2.20           2.39             0.65
  Net realized and unrealized
  gains/(losses)                               1.19            3.13          (3.98)           (3.15)
                                          ---------       ---------    -----------      -----------
Total from Investment Activities               2.28            5.33          (1.59)           (2.50)
                                          ---------       ---------    -----------      -----------
DISTRIBUTIONS:
Net investment income                         (1.27)          (2.14)         (2.53)           (0.20)
                                          ---------       ---------    -----------      -----------
Total Distributions                           (1.27)          (2.14)         (2.53)           (0.20)
                                          ---------       ---------    -----------      -----------
Net asset value, end of period            $   27.68       $   26.67    $     23.48      $     27.60
                                          =========       =========    ===========      ===========
Total return                                   8.75%          23.92%         -6.61%           -8.31%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
 average net assets - net(2)                   1.20%(3)        1.18%          1.22%            1.30%(3)
Ratio of expenses to
 average net assets - gross                    1.20%(3)        1.18%          1.22%            1.30%(3)
Ratio of net investment
 income/(loss) to average net assets           7.85%(3)        8.80%          8.86%            9.11%(3)
Portfolio turnover rate                      168.53%(3)      214.02%        185.02%          111.21%(3)
Net assets, end of period (000's)         $  18,483       $  18,519    $    16,420      $    18,850

(1) COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3) ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                     HIGH YIELD BOND FUND

MARCH 31, 2004 (UNAUDITED)

                                                                SHARES          VALUE
                                                          ---------------------------
PREFERRED STOCKS - 5.23%
INSURANCE - 2.88%
  Conseco Inc. 10.5% PIK Dividend                               20,997   $    532,484
                                                                         ------------
REAL ESTATE - 2.35%
  Lodgain Inc. 12.25% PIK Dividend                              16,531        433,939
                                                                         ------------
    Total Preferred Stocks
       (cost $873,260)                                                        966,423
                                                                         ------------
COMMON STOCKS - 6.30%
CONSUMER NON-DURABLE - .60%
  Simonds Industries Inc.(2)(4)+*                                2,746        111,000
                                                                         ------------
COMMUNICATIONS & MEDIA - 1.17%
  Evercom Inc.(2)(4)+*                                          25,452        216,341
                                                                         ------------
ENERGY - 3.03%
  Nrgev Energy Inc.                                             25,188        559,174
                                                                         ------------
INSURANCE - 1.50%
  Conseco Inc.                                                  12,000        277,920
                                                                         ------------
    Total Common Stocks
       (cost $2,290,268)                                                    1,164,435
                                                                         ------------

                                                             PRINCIPAL          VALUE
                                                          ---------------------------
CORPORATE BONDS AND NOTES - 86.99%
CHEMICAL - 1.38%
  Resolution Performance(2)
     (8.000% due 12/15/09)                                $    250,000   $    255,000
                                                                         ------------
CONSUMER NON-DURABLE - 17.38%
  American Restaurant Group Inc.
     (11.500% due 11/01/06)                                    750,000        412,500
  Dimon Inc.
     (9.625% due 10/15/11)                                     500,000        540,000
  Dole Food Inc.
     (8.875% due 03/15/11)                                     250,000        272,500
  Fresh Food, Inc.
     (10.750% due 06/01/06)                                    750,000        686,250
  Service Corp. International
     (7.700% due 04/15/09)                                     500,000        536,250
  Standard Commercial(2)
     (8.000% due 04/15/12)                                     250,000        259,375
  Syratech Corp.
     (11.000% due 04/15/07)                                    600,000        504,000
                                                                         ------------
                                                                            3,210,875
                                                                         ------------
ELECTRIC - 2.95%
  AES Corporation
     (9.375% due 09/15/10)                                     500,000        545,000
                                                                         ------------
ENERGY - 13.49%
  Amerigas Partner
     (8.875% due 05/20/11)                                     500,000        553,750
  Chesapeake Energy
     (9.000% due 08/15/12)                                     250,000        289,063
  Colorado International Gas
     (10.000% due 06/15/05)                                    500,000        530,000
  Western Oil Sands Inc.
     (8.375% due 05/01/12)                                     500,000        596,250
  Williams Co.
     (7.125% due 09/01/11)                                $    500,000   $    525,000
                                                                         ------------
                                                                            2,494,063
                                                                         ------------
ENTERAINMENT & LEISURE - 4.66%
  Aztar Corp.
     (9.000% due 08/15/11)                                     500,000        561,875
  Vivendi Universal
     (9.250% due 04/15/10)                                     250,000        298,750
                                                                         ------------
                                                                              860,625
                                                                         ------------
FINANCE - 2.63%
  DVI Inc.(5)*
     (9.875% due 02/01/34)                                     750,000        180,000
  NRG Finance Residual Claim+*                                 306,566        306,566
                                                                         ------------
                                                                              486,566
                                                                         ------------
HOMEBUILDING - 5.96%
  Tech Olympic USA Inc.
     (9.000% due 07/01/10)                                     500,000        543,750
  WCI Communities Inc. Sr. Sub Nts.
     (9.125% due 05/01/12)                                     500,000        557,500
                                                                         ------------
                                                                            1,101,250
                                                                         ------------
HOTEL & GAMING - 4.52%
  MGM Mirage
     (8.375% due 02/01/11)                                     500,000        577,500
  Station Casinos(2)
     (6.000% due 04/01/12)                                     250,000        258,750
                                                                         ------------
                                                                              836,250
                                                                         ------------
INDUSTRIAL - 1.35%
  Park-Ohio Industries
     (9.250% due 12/01/07)                                     250,000        250,000
                                                                         ------------
MEDIA & BROADCASTING - 3.02%
  Gray Television Inc.
     (9.250% due 12/15/11)                                     500,000        558,750
                                                                         ------------
MEDIA & PUBLISHING - 4.34%
  Dex Media Finance/West(2)
     (8.500% due 08/15/10)                                     100,000        110,250
  Dex Media West(2)
     (9.875% due 08/15/13)                                     100,000        111,000
  RH Donnelley Financial Corp.
     (8.875% due 12/15/10)                                     250,000        281,250
     (10.875% due 12/15/12)                                    250,000        298,125
                                                                         ------------
                                                                              800,625
                                                                         ------------
REAL ESTATE - 2.85%
  Corrections Corp. of America
     (7.500% due 05/01/11)                                     500,000        526,875
                                                                         ------------
SERVICES - 2.62%
  Allied Waste North America(2)
     (5.750% due 02/15/11)                                     500,000        483,750
                                                                         ------------
TELECOMMUNICATIONS - 9.67%
  Nextel Communications
     (7.375% due 08/01/15)                                     500,000        541,250
  Qwest Capital Funding
     (7.900% due 08/15/10)                                     500,000        450,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       PRINCIPAL          VALUE
                                                                    ---------------------------
TELECOMMUNICATIONS - 9.67% (CONTINUED)
  Qwest Communincations International
     (7.250% due 02/15/11)                                          $    500,000   $    476,250
  WorldCom Inc.(5)*
     (7.500% due 05/15/11)                                             1,000,000        320,000
                                                                                   ------------
                                                                                      1,787,500
                                                                                   ------------
TECHNOLOGY - .67%
  Corning Inc.
     (5.900% due 03/15/14)                                               125,000        123,750
                                                                                   ------------
TRANSPORTATION - 8.01%
  Atlas Air Inc.
     (7.380% due 01/02/18)                                                90,788         86,182
  Delta Airlines
     (7.299% due 09/18/06)                                               200,000        167,111
  Hexcel Corp.
     (9.875% due 10/01/08)                                                50,000         55,625
  Hexcel Corp.
     (9.750% due 01/15/09)                                               500,000        520,000
  Jet Equipment (2)(5)*
     (7.630% due 08/15/12)                                               805,625        652,339
                                                                                   ------------
                                                                                      1,481,257
                                                                                   ------------
UTILITY - 1.49%
  Northwest Pipeline Corp.
     (8.125% due 03/01/10)                                          $    250,000   $    276,250
                                                                                   ------------
    Total Corporate Bonds and Notes
       (cost $15,362,851)                                                            16,078,386
                                                                                   ------------

                                                                          SHARES          VALUE
                                                                    ---------------------------
SHORT-TERM INVESTMENTS - .45%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - .45%                                                               83,586   $     83,586
                                                                                   ------------
    Total Short-Term Investments
       (cost $83,586)                                                                    83,586
                                                                                   ------------
TOTAL INVESTMENTS - 98.97%
   (cost $18,609,965)(1)                                                             18,292,830
                                                                                   ------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 25.42%                                                                 4,698,714
                                                                                   ------------
OTHER ASSETS AND LIABILITIES - (24.39%)                                              (4,508,441)
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $ 18,483,103
                                                                                   ============

*   Non-income producing

+   Illiquid

(1) For federal income tax purposes, cost is $18,609,965 and gross unrealized appreciation and depreciation of securities as of March 31, 2004 was $1,344,046 and ($1,661,181), respectively, with a net appreciation / depreciation of ($317,135).

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $5,087,795, $4,698,714, and $463,799, respectively.

(4) These are restricted private placement shares.

(5) Security in default.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                        HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at value                         $   18,292,830
  Collateral for securities loaned,
    at fair value                                                  4,698,714
  Receivables:
    Shares sold                                                       58,224
    Interest and dividends                                           412,762
  Prepaid expenses and other                                             861
                                                              --------------
                                                                  23,463,391
                                                              --------------

LIABILITIES
  Payables:
    Investment securities purchased                                  250,000
    Payable upon return of securities loaned                       4,698,714
    Advisory fees                                                     10,181
    Administration expenses                                            1,566
    Directors' fees                                                      940
    Custodian fees                                                       856
    Fund accounting fees                                               7,500
    Professional fees                                                  7,324
    Other accrued expenses                                             3,207
                                                              --------------
                                                                   4,980,288
                                                              --------------

NET ASSETS*
  Paid-in capital                                                 41,396,948
  Accumulated undistributed net
    investment income                                                125,011
  Accumulated net realized gain / (loss)
    on investments and futures contracts                         (22,721,721)
  Net unrealized appreciation / (depreciation) on
    investments and futures contracts                               (317,135)
                                                              --------------
                                                              $   18,483,103
                                                              ==============
Investments at cost                                           $   18,609,965

Shares authorized per class ($.10 par value)                      20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                          SHARES
SHARE CLASS         NET ASSETS          OUTSTANDING
 Class I           $ 18,483,103           667,765             $        27.68

* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2003

    Undistributed ordinary income                             $      255,421

             CAPITAL LOSS CARRYFORWARD                      POST-OCTOBER
                EXPIRING SEPTEMBER 30:                     LOSSES DEFERRED:
----------------------------------------------------------------------------
    2009               2010                  2011         SEPTEMBER 30, 2003
    ----               ----                  ----         ------------------
$ (19,121,451)    $ (1,527,322)         $ (1,025,886)       $    1,448,677

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                    $      809,134
  Other income                                                        35,013
                                                              --------------
                                                                     844,147
                                                              --------------

EXPENSES
  Advisory fees                                                       60,801
  Administration expenses                                              9,355
  Custodian fees and expenses                                          1,916
  Fund accounting fees                                                22,295
  Professional fees                                                    7,171
  Directors' fees                                                      1,482
  Transfer agent fees                                                  7,275
  Other expenses                                                       1,941
                                                              --------------
                                                                     112,236
                                                              --------------
NET INVESTMENT INCOME / (LOSS)                                       731,911
                                                              --------------

REALIZED AND UNREALIZED GAIN/(LOSS)
  Net realized gain/(loss) on investments
    and options                                                      400,534
  Net change in unrealized appreciation /
    (depreciation) on investments                                    429,306
                                                              --------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS)                                                        829,840
                                                              --------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                 $    1,561,751
                                                              ==============

TRANSACTIONS WITH AFFILIATES:

       PERCENT OF CURRENT
         NET ASSET VALUE
---------------------------------------
    ADVISORY   ADMINISTRATION   EXPENSE
       FEE          FEE         LIMIT(1)    WAIVER   REIMBURSEMENT
------------------------------------------------------------------
      0.65%         0.10%          --        $ --        $  --

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX MONTHS
                                                                 ENDED MARCH 31,      YEAR ENDED
                                                                   (UNAUDITED)       SEPTEMBER 30,
                                                                --------------------------------------
                                                                      2004               2003
                                                                ------------------------------------
OPERATIONS
  Net investment income / (loss)                                $          731,911   $     1,568,613
  Net realized gain / (loss) on investments and futures                    400,534        (2,319,809)
  Net change in unrealized appreciation / (depreciation)
    on investments                                                         429,306         4,573,320
                                                                ------------------   ---------------
                                                                         1,561,751         3,822,124
                                                                ------------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                                                   (861,240)       (1,520,445)
                                                                ------------------   ---------------
                                                                          (861,240)       (1,520,445)
                                                                ------------------   ---------------

FUND SHARE TRANSACTIONS
  Proceeds from shares sold                                              1,346,522         2,857,166
  Reinvestment of distributions                                            173,067           282,951
  Payments for shares redeemed                                          (2,256,469)       (3,342,568)
                                                                ------------------   ---------------
                                                                          (736,880)         (202,451)
                                                                ------------------   ---------------
NET INCREASE / (DECREASE) IN NET ASSETS                                    (36,369)        2,099,228
NET ASSETS
  Beginning of period                                                   18,519,472        16,420,244
                                                                ------------------   ---------------
  End of period                                                 $       18,483,103   $    18,519,472
                                                                ==================   ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                 $          125,011   $       255,421
                                                                ==================   ===============


FUND SHARE TRANSACTIONS
  Sold                                                                     49,481           113,379
  Reinvestment of distributions                                             6,419            11,559
  Redeemed                                                                (82,403)         (130,015)
                                                                -----------------   ---------------
    Net increase / (decrease) from fund share transactions                 (26,503)           (5,077)
                                                                ==================   ===============

TOTAL COST OF PURCHASES OF:
  Common Stocks                                                 $        1,419,793   $       743,750
  U.S. Government Securities                                                    --         6,852,870
  Corporate Bonds                                                       13,808,633        29,587,582
                                                                ------------------   ---------------
                                                                $       15,228,426   $    37,184,202
                                                                ==================   ===============

TOTAL PROCEEDS FROM SALES OF:
  Common Stocks                                                 $               19   $            --
  U.S. Government Securities                                                    --         6,855,357
  Corporate Bonds                                                       16,631,206        29,419,956
                                                                ------------------   ---------------
                                                                $       16,631,225   $    36,275,313
                                                                ==================   ===============

*TAX CHARACTER OF DISTRIBUTIONS PAID
      Ordinary income                                           $          861,240   $     1,520,445
                                                                ------------------   ---------------
                                                                $          861,240   $     1,520,445
                                                                ==================   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
MONEY MARKET FUND

OBJECTIVE - Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

STRATEGY - The Money Market Fund intends to invest 100% of the value of its assets in high quality short-term securities.

MANAGER'S COMMENTS:

The U.S. economy continued its momentum for the most recent semiannual period. The positive flow of data, including strong durable goods orders, a healthy housing market, lower weekly jobless claims, as well as an improving manufacturing sector all suggest that the current recovery is sustainable. The improving economy was reflected in the 4% growth in GDP over the 4th quarter.

With the economy showing marked improvement and corporate profits up, the focus turned to job growth for assurance that the recovery was sustainable. Unfortunately investors were disappointed in the new year. Job growth in the first quarter was negligible as payrolls averaged less than 50,000 jobs per month despite the expectation of a steady 4% GDP growth for the 1st quarter. The dollar continued to weaken against the Euro touching a record low in February and consumer sentiment, which in January hit at a three-year high, suffered substantially over the subsequent months.

The Federal Reserve shifted their risk assessment to balanced in December as the fear of disinflation faded. It also acknowledged the lack of jobs growth but made statements expressing optimism. The Federal Reserve's language also shifted regarding interest rates, suggesting that while the current target of 1% may be accommodative, rates will eventually rise.

Early in the 3rd quarter we continued to extend the portfolio. As the progressively disappointing labor data were reported throughout the first quarter, the yield curve flattened. Once this occurred, we began to change our strategy in anticipation of higher rates and a steeper yield curve. Most of our purchases were focused in the shorter end of the curve as we felt that longer purchases were too expensive. We have also added more floating rate securities to the portfolio. Should the labor market turn around, floaters will provide protection in an increasing rate environment. We are anticipating an improvement in the labor market in the months to come and expect the yield curve to steepen accordingly.

                           FUND DATA
       Manager:                      Subadvised by
                                     Deutsche Investment
                                     Management Americas Inc.
       Inception Date:               June 28, 2000
       Total Net Assets:             $100.7 Million
       7-day Yield:                  0.76%

[CHART]

                       SECTOR ALLOCATIONS

       Short-Term Investments and Other        100.0%

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
MONEY MARKET FUND                                           FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                           SIX MONTHS                                         PERIOD FROM
                                         ENDED MARCH 31,                                    JUNE 28, 2000(1)
                                           (UNAUDITED)          YEAR ENDED SEPTEMBER 30,    TO SEPTEMBER 30,
                                         -------------------------------------------------------------------
                                              2004           2003        2002        2001       2000
                                         -------------------------------------------------------------------
Net asset value, beginning of period     $       1.00     $    1.00   $    1.00   $    1.00   $    1.00
                                         ------------     ---------   ---------   ---------   ---------
Investment Activities:
  Net investment income / (loss)                   --          0.01        0.02        0.05        0.02
                                         ------------     ---------   ---------   ---------   ---------
Total from Investment Activities                   --          0.01        0.02        0.05        0.02
                                         ------------     ---------   ---------   ---------   ---------

DISTRIBUTIONS:
Net investment income                              --         (0.01)      (0.02)      (0.05)      (0.02)
                                         ------------     ---------   ---------   ---------   ---------
Total Distributions                                --         (0.01)      (0.02)      (0.05)      (0.02)
                                         ------------     ---------   ---------   ---------   ---------
Net asset value, end of period           $       1.00     $    1.00   $    1.00   $    1.00   $    1.00
                                         ============     =========   =========   =========   =========
Total return                                     0.36%         0.95%       1.64%       4.99%       1.64%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
 average net assets - net (2)                    0.45%(3)      0.45%       0.44%       0.43%       0.45%(3)
Ratio of expenses to
 average net assets - gross                      0.59%(3)      0.56%       0.60%       0.48%       0.54%(3)
Ratio of net investment income/(loss)
  to average net assets                          0.82%(3)      0.95%       1.62%       4.78%       6.41%(3)
Net assets, end of period (000's)        $    100,748     $ 112,651   $ 120,401   $  86,889   $  64,489

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                        MONEY MARKET FUND

MARCH 31, 2004 (UNAUDITED)

                                                         PRINCIPAL            VALUE
                                                   --------------------------------
SHORT-TERM INVESTMENTS - 101.94%
COMMERCIAL PAPER - 101.94%
  American Honda Finance
    (1.260% due 09/10/04)                          $     1,000,000  $     1,000,871
  Bayerische Landesbk
    (1.050% due 08/25/04)                                2,000,000        1,999,997
  Bear Stearns Companies
    (1.570% due 10/22/04)                                2,500,000        2,506,826
  Blue Heron Funding
    (1.130% due 05/19/04)                                1,000,000        1,000,000
  Cancara Asset Securitization
    (1.040% due 06/15/04)                                2,000,000        1,995,667
  Canadian Imperial Bank
    (1.045% due 05/28/04)                                2,000,000        1,999,953
  CC Inc.
    (1.046% due 07/21/04)                                4,000,000        3,999,939
  Charta Corporation
    (1.030% due 04/01/04)                                2,800,000        2,800,000
  CIT Group Inc
    (1.200% due 12/01/04)                                3,000,000        3,001,414
  CIT Group Inc
    (5.625% due 05/17/04)                                1,000,000        1,005,398
  Credit Agricole
    (1.120% due 06/30/04)                                4,000,000        4,000,777
  Dorada Finance
    (1.170% due 04/19/04)                                3,000,000        2,998,245
  Dresdner Bank
    (1.130% due 05/05/04)                                2,000,000        2,000,000
  Federal National Mortgage Corp.
    (1.200% due 08/06/04)                                1,000,000        1,000,000
  Federal National Mortgage Corp.
    (1.470% due 11/12/04)                                1,000,000          990,813
  Federal National Mortgage Corp.
    (1.190% due 02/14/05)                                1,000,000        1,000,000
  Federal National Mortgage Corp.
    (1.110% due 10/07/05)                                4,000,000        4,000,000
  Federal National Mortgage Assistance Notes
    (3.750% due 04/15/04)                                1,000,000        1,000,978
  Federal National Mortgage Assistance Notes
    (3.000% due 07/15/04)                                4,000,000        4,021,165
  Federal National Mortgage Assistance Notes
    (4.500% due 08/15/04)                                1,000,000        1,011,694
  Federal National Mortgage Assistance Notes
    (1.500% due 11/16/04)                                2,000,000        2,000,000
  General Electric International
    (1.040% due 04/22/04)                                2,000,000        1,998,787
  Giro Funding US Corp.
    (1.040% due 05/05/04)                          $     1,000,000  $       999,018
  Giro Funding US Corp.
    (1.050% due 05/06/04)                                3,000,000        2,996,938
  Goldman Sachs Group
    (1.250% due 10/25/04)                                3,000,000        3,000,000
  Greyhawk Funding
    (1.040% due 06/07/04)                                2,000,000        1,996,129
  Jupiter Securitization Corp.
    (1.020% due 04/13/04)                                3,500,000        3,498,769
  K2 (USA)
    (1.150% due 04/23/04)                                1,000,000          999,297
  K2 (USA)
    (1.160% due 04/26/04)                                1,000,000          999,194
  K2 (USA)
    (1.100% due 08/16/04)                                3,000,000        2,987,442
  Lake Constance Funding
    (1.100% due 08/1104)                                 3,000,000        2,987,900
  Merrill Lynch& Co.
    (1.044% due 02/17/05)                                4,000,000        3,999,825
  Nationwide Building Society
    (1.100% due 09/09/04)                                4,000,000        4,000,178
  Sheffield Receivables Corp.
    (1.050% due 04/06/04)                                4,100,000        4,099,402
  South Trust Bank
    (1.200% due 07/16/04)                                1,800,000        1,800,644
  Swedbank
    (1.052% due 10/12/04)                                1,000,000          999,822
  Tango Finance Corp.
    (1.060% due 04/06/04)                                3,000,000        2,999,558
  Toronto Dominion Holdings
    (1.250% due 12/31/04)                                1,000,000        1,000,896
  UBS Finance
    (.950% due 04/01/04)                           $    12,000,000       12,000,000
  Unicredito Italiano
    (1.100% due 08/17/04)                                1,000,000        1,000,019
  Westlb
    (1.320% due 04/15/04)                                3,000,000        2,999,988
                                                                    ---------------
    Total Short-Term Investments
      (cost $102,697,543)                                               102,697,543
                                                                    ---------------
TOTAL INVESTMENTS - 101.94%
  (cost $102,697,543)                                                   102,697,543
                                                                    ---------------
OTHER ASSETS AND LIABILITIES - (1.94%)                                   (1,949,728)
                                                                    ---------------
TOTAL NET ASSETS - 100.00%                                          $   100,747,815
                                                                    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
MONEY MARKET FUND                                           FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at value                         $  102,697,543
  Receivables:
    Shares sold                                                        4,289
    Interest and dividends                                           244,796
  Prepaid expenses and other                                           4,607
                                                              --------------
                                                                 102,951,235
                                                              --------------

LIABILITIES
  Payables:
    Investment securities purchased                                   57,109
    Shares redeemed                                                  392,173
    Bank overdraft                                                 1,688,769
    Advisory fees                                                     24,994
    Administration expenses                                            8,285
    Directors' fees                                                    6,078
    Custodian fees                                                     5,146
    Fund accounting fees                                               7,439
    Professional fees                                                  7,322
    Other accrued expenses                                             6,105
                                                              --------------
                                                                   2,203,420
                                                              --------------

NET ASSETS
  Paid-in capital                                                100,747,815
                                                              --------------
                                                              $  100,747,815
                                                              ==============
Investments at cost                                           $  102,697,543

Shares authorized per class ($.10 par value)                     200,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                           SHARES
SHARE CLASS         NET ASSETS           OUTSTANDING
  Class I         $ 100,747,815           100,747,815         $         1.00

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                    $      656,614
                                                              --------------
                                                                     656,614
                                                              --------------

EXPENSES
  Advisory fees                                                      180,833
  Administration expenses                                             51,666
  Custodian fees and expenses                                         13,477
  Fund accounting fees                                                21,022
  Professional fees                                                   10,307
  Directors' fees                                                      8,166
  Transfer agent fees                                                  8,747
  Other expenses                                                       9,821
                                                              --------------
                                                                     304,039
                                                              --------------
  Reimbursements and waivers                                         (71,540)
                                                              --------------
                                                                     232,499
                                                              --------------
NET INVESTMENT INCOME / (LOSS)                                       424,115
                                                              --------------
REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments
    and options                                                          592
                                                              --------------
  Net change in unrealized appreciation /
    (depreciation) on investments                                         --
NET REALIZED AND UNREALIZED GAIN / (LOSS)                                592
                                                              --------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                 $      424,707
                                                              ==============

TRANSACTIONS WITH AFFILIATES:

   PERCENT OF CURRENT NET ASSET VALUE
---------------------------------------
 ADVISORY     ADMINISTRATION    EXPENSE
    FEE            FEE          LIMIT(1)    WAIVER    REIMBURSEMENT
--------------------------------------------------------------------
   0.35%           0.10%         0.10%       $ --      $ 71,540

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE SIX MONTHS
                                                         ENDED MARCH 31,       YEAR ENDED
                                                        (UNAUDITED)         SEPTEMBER 30,
                                                  ---------------------------------------
                                                           2004                 2003
                                                  ---------------------------------------
OPERATIONS
  Net investment income / (loss)                  $          424,115   $        1,163,145
  Net realized gain / (loss)
on investments and futures                                       592                4,439
                                                  ------------------   ------------------
                                                             424,707            1,167,584
                                                  ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                                    (424,115)          (1,163,145)
  Net realized gain on investments                             (592)              (4,439)
                                                  ------------------   ------------------
                                                           (424,707)          (1,167,584)
                                                  ------------------   ------------------

FUND SHARE TRANSACTIONS
  Proceeds from shares sold                               25,260,262           68,522,931
  Reinvestment of distributions                              367,424            1,167,250
  Payments for shares redeemed                          (37,530,831)         (77,439,855)
                                                  ------------------   ------------------
                                                        (11,903,145)          (7,749,674)
                                                  ------------------   ------------------
NET INCREASE / (DECREASE) IN NET ASSETS                 (11,903,145)          (7,749,674)
NET ASSETS
  Beginning of period                                    112,650,960          120,400,634
                                                  ------------------   ------------------
  End of period                                   $      100,747,815   $      112,650,960
                                                  ==================   ==================


FUND SHARE TRANSACTIONS
  Sold                                                    25,260,262           68,522,931
  Reinvestment of distributions                              367,424            1,167,250
  Redeemed                                              (37,530,831)         (77,439,855)
                                                  ------------------   ------------------
    Net increase / (decrease)
from fund share transactions                            (11,903,145)          (7,749,674)
                                                  ==================   ==================

*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                                 $          424,707   $        1,167,519
                                                  ------------------   ------------------
                                                  $          424,707   $        1,167,519
                                                  ==================   ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                   NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The shares of the Apex Series (the "Series") are offered without sales charge to institutional and retail investors. These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser). The Series' shares are offered in seven different funds - Nasdaq-100 Index Fund, Total Social Impact Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (individually "Fund", collectively "Funds"). The Nasdaq-100 Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by its respective index. The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. common stocks, as presented by the S&P 500 Index. The Total Social Impact Fund also seeks to promote better business practices by investing more in companies in the S&P 500 Index that conduct their business commendably with respect to their stakeholders. The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with intermediate maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The results of the Fund(s) for your investment product are included herein.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable. The following percentages of fund dividends are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003: Total Social Impact (100%).

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Funds' distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Accordingly, no provision for federal or state income taxes has been recorded.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Funds, except Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

FOREIGN CURRENCY - Summit Mutual Funds' accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

FUTURES CONTRACTS AND FUND SECURITIES LOANED - Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The Nasdaq-100 Index, Total Social Impact, and Everest Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

The Funds (except the Total Social Impact and Money Market Funds) lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in "Other Income" on the Statement of Operations. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Funds may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis.

ADMINISTRATION FEES - Summit Mutual Funds pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

NOTE 3 - MULTIPLE CLASSES OF SHARES

The Nasdaq-100 Index, Total Social Impact, and Everest Funds began offering a second class of shares (Class F). The Class F shares are subject to a Distribution and Shareholder Service Plan ("12b-1 Plan"), which was approved by the Funds' Board of Directors on March 1, 2002. The 12b-1 Plan provides that each Distribution Plan Class shall pay to the Funds' Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Distribution Plan Class shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of each Distribution Plan Class. Since the fee is paid out of the assets or income of the Distribution Plan Class on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
MANAGEMENT OF THE FUND

                             DIRECTORS AND OFFICERS

INDEPENDENT DIRECTORS

                                                                                          NUMBER OF
                                          TERM OF                                    PORTFOLIOS IN           OTHER
                          POSITION(S)    OFFICE AND                                  FUND COMPLEX        DIRECTORSHIPS
                           WITH THE      LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN BY           HELD BY
NAME, AGE AND ADDRESS(1)     FUND       TIME SERVED   DURING PAST FIVE YEARS          DIRECTOR           DIRECTOR
----------------------------------------------------------------------------------------------------------------------
George M. Callard, M.D.   Director       Director     Professor of Clinical Surgery,     16
(Age 70)                                 since 1987   University of Cincinnati

Theodore H. Emmerich      Director       Director     Consultant; former Partner,        16       American Financial
(77)                                     since 1987   Ernst & Whinney, Accountants                Group

Yvonne L. Gray            Director       Director     Executive Vice President/COO,      16
(53)                                     since 1999   United Way of Greater
                                                      Cincinnati (Social Services
                                                      Provider); prior thereto, Vice
                                                      President / Trust Operations
                                                      Officer, Fifth Third Bank;
                                                      former Audit Manager, Price
                                                      Waterhouse (Accounting Firm)

David C. Phillips         Director       Director     Co-Founder, Cincinnati Works       16       Meridian Bioscience,
(65)                                     since 2001   Inc. (Job Placement); prior                 Inc.; Cintas, Inc.
                                                      thereto, Chief Executive
                                                      Officer, Downtown Cincinnati
                                                      Inc. (Economic Revitalization
                                                      of Cincinnati)

Mary W. Sullivan          Director       Director     Attorney, Peck, Shaffer &          16       Franklin Savings and
(47)                                     since 2001   Williams LLP (Law Firm)                     Loan Co.;
                                                                                                  First Franklin
                                                                                                  Corporation


INTERESTED DIRECTORS AND OFFICERS

                                                                                    NUMBER OF
                                           TERM OF                                 PORTFOLIOS IN     OTHER
                         POSITION(S)      OFFICE AND                               FUND COMPLEX   DIRECTORSHIPS
                          WITH THE        LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY     HELD BY
NAME, AGE AND ADDRESS(1)    FUND         TIME SERVED    DURING PAST FIVE YEARS        DIRECTOR     DIRECTOR
------------------------------------------------------------------------------------------------------------------
Steven R. Sutermeister*  Director,        Director    Senior Vice President, Union      16      Carillon
(50)                     President and    since 1999  Central; President and Chief              Investments, Inc.;
                         Chief Executive              Executive Officer, Adviser.               Summit Investment
                         Officer                                                                Partners, Inc.;
                                                                                                Union Central
                                                                                                Mortgage Funding,
                                                                                                Inc.

John F. Labmeier          Vice President  Officer     Vice President, Associate         NA      NA
1876 Waycross Rd.         and Secretary   since 1990  General Counsel and Assistant
(55)                                                  Secretary, Union Central; Vice
                                                      President and Secretary,
                                                      Carillon Investments, Inc.;
                                                      Secretary, Adviser

Thomas G. Knipper         Controller and  Officer     Treasurer, Adviser
(46)                      Treasurer       since 1995

John M. Lucas             Assistant       Officer     Second Vice President, Counsel    NA      NA
1876 Waycross Rd.         Secretary       since 1990  and Assistant Secretary, Union
Cincinnati, OH 45240                                  Central
(53)

----------
(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202
* Mr. Sutermeister may be considered to be an "interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

THE SUMMIT PINNACLE SERIES IS DISTRIBUTED TO INSURANCE COMPANY'S SEPARATE ACCOUNTS AVAILABLE IN VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE INSURANCE PRODUCTS. THE PINNACLE SERIES CONSISTS OF THE FOLLOWING PORTFOLIOS:

     EQUITY INDEX ACCOUNTS
     S&P 500 INDEX PORTFOLIO
     S&P MIDCAP 400 INDEX PORTFOLIO
     RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
     NASDAQ-100 INDEX PORTFOLIO
     EAFE INTERNATIONAL INDEX PORTFOLIO

     FIXED INCOME & BALANCED INDEX ACCOUNT
     BALANCED INDEX PORTFOLIO
     LEHMAN AGGREGATE BOND INDEX PORTFOLIO

     MANAGED ACCOUNTS
     ZENITH PORTFOLIO
     BOND PORTFOLIO

THE SUMMIT APEX SERIES IS A NO-LOAD FAMILY OF MUTUAL FUNDS INTENDED FOR INSTITUTIONAL AND RETAIL ACCOUNTS. FOR MORE COMPLETE INFORMATION ABOUT THE SUMMIT MUTUAL FUNDS' APEX SERIES, INCLUDING CHARGES AND EXPENSES, CALL 888-259-7565 FOR A PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. SUMMIT MUTUAL FUNDS ARE DISTRIBUTED BY CARILLON INVESTMENTS, INC., CINCINNATI, OHIO, MEMBER SIPC.
THE APEX SERIES CONSISTS OF THE FOLLOWING FUNDS:

     EQUITY INDEX ACCOUNTS
     NASDAQ-100 INDEX FUND
     TOTAL SOCIAL IMPACT FUND

     MANAGED ACCOUNTS
     EVEREST FUND
     BOND FUND
     SHORT-TERM GOVERNMENT FUND
     HIGH YIELD BOND FUND

     STABLE VALUE ACCOUNT
     MONEY MARKET FUND

PLEASE VISIT OUR WEBSITE AT www.summitfunds.com TO LEARN MORE ABOUT THE SUMMIT MUTUAL FUNDS.

[SUMMIT MUTUAL FUNDS LOGO]

                                                               SMFI 573APEX 5/04

ITEM 2.  CODE OF ETHICS
         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
         Not applicable.

ITEM 5.  [RESERVED]

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

         (a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

         (b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

         (a) Code of Ethics.  Not applicable to semiannual reports.

         (b) Certifications as required by Rule 30a-2(a) under the Act filed herewith.

         (c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
                                SUMMIT MUTUAL FUNDS, INC.

Date: May 27, 2004            /S/ Steven R. Sutermeister
      -----------------  By: -------------------------------
                                Steven R. Sutermeister,
                                President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /S/ Steven R. Sutermeister        By:  /S/ Thomas G. Knipper
    ----------------------------           --------------------------
Steven R. Sutermeister                     Thomas G. Knipper
President and Chief Executive Officer      Controller and Treasurer

Date: May 27, 2003                     Date: May 27, 2004
    -----------------                      -------------------